UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-4257

                            Scudder Variable Series I
                            -------------------------
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
                                ----------------
               (Address of principal executive offices) (Zip code)


                                  Charles Rizzo
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 3488
                                                     --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period:  3/31/05
                          ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Variable Series I 21st Century Growth Portfolio
Investment Portfolio as of March 31, 2005 (Unaudited)
-----------------------------------------------------------------------------------------------------------------

                                                                                         Shares         Value ($)
                                                                                    -----------------------------

Common Stocks 99.5%
Consumer Discretionary 21.3%
Hotels Restaurants & Leisure 7.6%
Buffalo Wild Wings, Inc.*                                                                17,200          650,676
P.F. Chang's China Bistro, Inc.*                                                         18,500        1,106,300
RARE Hospitality International, Inc.*                                                    34,050        1,051,464
Shuffle Master, Inc.* (b)                                                                31,500          912,240
                                                                                                     -----------
                                                                                                       3,720,680

Media 2.2%
Lions Gate Entertainment Corp.*                                                          97,200        1,074,060
                                                                                                     -----------
Specialty Retail 8.6%
A.C. Moore Arts & Crafts, Inc.*                                                          32,800          874,448
Aeropostale, Inc.*                                                                       38,900        1,273,975
Hot Topic, Inc.* (b)                                                                     58,400        1,276,040
Kenneth Cole Productions, Inc. "A"                                                       27,900          813,006
                                                                                                     -----------
                                                                                                       4,237,469

Textiles, Apparel & Luxury Goods 2.9%
Gildan Activewear, Inc. "A"*                                                             20,000          850,000
The Warnaco Group, Inc.*                                                                 24,600          591,384
                                                                                                     -----------
                                                                                                       1,441,384
Consumer Staples 4.8%
Food & Staples Retailing 2.3%
United Natural Foods, Inc.*                                                              40,100        1,148,063
                                                                                                     -----------
Household Products 2.5%
Jarden Corp.*                                                                            26,100        1,197,468
                                                                                                     -----------
Energy 7.2%
Energy Equipment & Services 3.7%
Grey Wolf, Inc.*                                                                        157,200        1,034,376
Universal Compression Holdings, Inc.*                                                    20,000          757,400
                                                                                                     -----------
                                                                                                       1,791,776

Oil & Gas 3.5%
Bill Barrett Corp.*                                                                      23,400          676,494
Comstock Resources, Inc.*                                                                33,700          968,538
W&T Offshore, Inc.*                                                                       4,400           91,344
                                                                                                     -----------
                                                                                                       1,736,376
Financials 7.6%
Banks 3.2%
PrivateBankcorp, Inc.                                                                    14,900          468,009
Signature Bank*                                                                          24,300          644,193
Texas Capital Bancshares, Inc.*                                                          22,500          472,500
                                                                                                     -----------
                                                                                                       1,584,702

Capital Markets 1.1%
Piper Jaffray Companies, Inc.*                                                           14,600          534,214
                                                                                                     -----------
Diversified Financial Services 2.1%
Affiliated Managers Group, Inc.*                                                         16,350        1,014,191
                                                                                                     -----------
Insurance 1.2%
KMG America Corp.*                                                                       62,800          612,300
                                                                                                     -----------
Health Care 26.4%
Health Care Equipment & Supplies 7.8%
Advanced Medical Optics, Inc.*                                                           24,400          883,524
American Medical Systems Holdings, Inc.*                                                 38,400          659,712
ArthroCare Corp.* (b)                                                                    24,000          684,000
Shamir Optical Industry Ltd.*                                                             7,500          115,875
Varian, Inc.*                                                                            18,400          697,176
Wright Medical Group, Inc.*                                                              32,900          789,600
                                                                                                     -----------
                                                                                                       3,829,887

Health Care Providers & Services 15.2%
American Healthways, Inc.* (b)                                                           26,200          865,124
AMERIGROUP Corp.*                                                                        24,000          877,440
Centene Corp.*                                                                           54,100        1,622,459
HealthExtras, Inc.*                                                                      32,000          532,800
LCA-Vision, Inc.                                                                         37,300        1,242,090
LifePoint Hospitals, Inc.*                                                               25,100        1,100,384
United Surgical Partners International, Inc.*                                            26,500        1,212,905
                                                                                                     -----------
                                                                                                       7,453,202

Pharmaceuticals 3.4%
Able Laboratories, Inc.*                                                                 22,900          537,234
Connetics Corp.*                                                                         44,400        1,122,876
                                                                                                     -----------
                                                                                                       1,660,110
Industrials 7.7%
Commercial Services & Supplies 1.0%
CoStar Group, Inc.*                                                                      13,600          501,160
                                                                                                     -----------
Machinery 2.2%
Actuant Corp. "A"*                                                                       11,300          507,596
Watts Water Technologies, Inc. "A"                                                       17,600          573,936
                                                                                                     -----------
                                                                                                       1,081,532

Marine 0.2%
Diana Shipping, Inc.*                                                                     7,000          115,780
                                                                                                     -----------
Road & Rail 0.9%
Heartland Express, Inc.                                                                  23,196          444,203
                                                                                                     -----------
Transportation Infrastructure 3.4%
Greenbrier Companies, Inc.                                                               17,300          607,057
Overnite Corp.                                                                           32,900        1,052,470
                                                                                                     -----------
                                                                                                       1,659,527

Information Technology 23.0%
Communications Equipment 4.5%
Avocent Corp.*                                                                           24,600          631,236
Foundry Networks, Inc.*                                                                  87,000          861,300
Sonus Networks, Inc.* (b)                                                               171,500          727,160
                                                                                                     -----------
                                                                                                       2,219,696

Internet Software & Services 2.9%
j2 Global Communications, Inc.*                                                          13,000          446,030
Websense, Inc.*                                                                          17,800          957,640
                                                                                                     -----------
                                                                                                       1,403,670

IT Consulting & Services 0.1%
Fastclick, Inc.*                                                                          2,900           34,800
                                                                                                     -----------
Semiconductors & Semiconductor Equipment 8.8%
Emulex Corp.*                                                                            58,700        1,105,908
FormFactor, Inc.*                                                                        41,400          937,297
Power Integrations, Inc.*                                                                53,400        1,115,526
Tessera Technologies, Inc.*                                                              27,200        1,175,856
                                                                                                     -----------
                                                                                                       4,334,587

Software 6.7%
Hyperion Solutions Corp.*                                                                28,100        1,239,491
Kronos, Inc.*                                                                            17,900          914,869
THQ, Inc.*                                                                               40,100        1,128,414
                                                                                                     -----------
                                                                                                       3,282,774

Materials 1.5%
Metals & Mining
Alpha Natural Resources, Inc.*                                                            6,400          183,488
Foundation Coal Holdings, Inc.                                                           22,800          536,028
                                                                                                     -----------
                                                                                                         719,516


Total Common Stocks (Cost $41,282,753)                                                                48,833,127
                                                                                                     -----------
Securities Lending Collateral 7.3%
Daily Assets Fund Institutional, 2.83% (c)(d)
(Cost $3,589,613)                                                                     3,589,613        3,589,613
                                                                                                     -----------
Cash Equivalents 1.9%
Scudder Cash Management QP Trust, 2.69% (a)
(Cost $943,347)                                                                         943,347          943,347
                                                                                                     -----------

                                                                                           % of
                                                                                       Net Assets      Value ($)
                                                                                       ----------      ---------

Total Investment Portfolio  (Cost $45,815,713)                                            108.7       53,366,087
Other Assets and Liabilities, Net                                                          -8.7       -4,276,750
                                                                                                     -----------
Net Assets                                                                                100.0       49,089,337
                                                                                                     ===========


For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*    Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment
Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2005 amounted to $3,488,571, which is 7.1% of total net assets.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche
Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending.


Scudder Variable Series I Balanced Portfolio
Investment Portfolio as of March 31, 2005 (Unaudited)
-------------------------------------------------------------------------------------------------------

                                                                              Shares          Value ($)
                                                                         ------------------------------
Common Stocks 59.1%
Consumer Discretionary 7.0%
Auto Components 0.0%
Aftermarket Technology Corp.*                                                  1,000            16,500
Tenneco Automotive, Inc.*                                                      3,200            39,872
                                                                                           -----------
                                                                                                56,372

Automobiles 0.4%
Harley-Davidson, Inc.                                                          8,000           462,080
                                                                                           -----------
Hotels Restaurants & Leisure 1.1%
Argosy Gaming Co.*                                                             1,500            68,880
California Pizza Kitchen, Inc.*                                                3,100            72,664
CEC Entertainment, Inc.*                                                       2,200            80,520
CKE Restaurants, Inc.*                                                         3,200            50,720
Dave & Buster's, Inc.*                                                         3,600            67,320
International Game Technology                                                  8,800           234,608
Jack in the Box, Inc.*                                                           200             7,420
McDonald's Corp.                                                              12,100           376,794
Scientific Games Corp., "A"*                                                   3,200            73,120
YUM! Brands, Inc.                                                              7,400           383,394
                                                                                           -----------
                                                                                             1,415,440

Household Durables 0.1%
American Woodmark Corp.                                                          500            18,140
Fortune Brands, Inc.                                                           1,800           145,134
Hooker Furniture Corp.                                                           700            13,223
                                                                                           -----------
                                                                                               176,497


Internet & Catalog Retail 0.2%
Coldwater Creek, Inc.*                                                         2,400            44,352
eBay, Inc.*                                                                    7,200           268,272
                                                                                           -----------
                                                                                               312,624

Leisure Equipment & Products 0.1%
Arctic Cat, Inc.                                                               2,500            67,650
Escalade, Inc.                                                                 1,300            17,719
                                                                                           -----------
                                                                                                85,369

Media 1.2%
Comcast Corp., Special "A"*                                                    8,400           280,560
LodgeNet Entertainment Corp.*                                                  2,600            48,984
McGraw-Hill Companies, Inc.                                                    4,500           392,625
Omnicom Group, Inc.                                                            5,300           469,156
Scholastic Corp.*                                                              2,100            77,469
Viacom, Inc., "B"                                                              5,870           204,452
                                                                                           -----------
                                                                                             1,473,246

Multiline Retail 1.2%
Family Dollar Stores, Inc.                                                    19,300           585,948
Kirkland's, Inc.*                                                              5,700            63,042
Kohl's Corp.*                                                                  2,900           149,727
Target Corp.                                                                  12,500           625,250
                                                                                           -----------
                                                                                             1,423,967

Specialty Retail 2.5%
Bed Bath & Beyond, Inc.*                                                       2,500            91,350
Genesco, Inc.*                                                                 1,900            53,998
Home Depot, Inc.                                                               2,100            80,304
Limited Brands, Inc.                                                          20,800           505,440
Lowe's Companies, Inc.                                                        15,200           867,768
Men's Wearhouse, Inc.*                                                         1,800            75,978
RadioShack Corp.                                                              13,200           323,400
Restoration Hardware, Inc.*                                                    5,800            33,060
Sherwin-Williams Co.                                                          11,800           519,082
Sonic Automotive, Inc.                                                         2,800            63,588
Staples, Inc.                                                                  9,100           286,013
Stein Mart, Inc.*                                                              2,800            63,000
Too, Inc.*                                                                     2,300            56,741
                                                                                           -----------
                                                                                             3,019,722

Textiles, Apparel & Luxury Goods 0.2%
Guess?, Inc.*                                                                  4,000            54,800
K-Swiss Inc, "A"                                                               2,100            69,363
Quicksilver, Inc.*                                                             2,300            66,769
Skechers USA, Inc., "A"*                                                       2,000            30,960
                                                                                           -----------
                                                                                               221,892

Consumer Staples 4.3%
Beverages 0.6%
Boston Beer Co., Inc., "A"*                                                    2,400            52,560
PepsiCo, Inc.                                                                 13,260           703,178
                                                                                           -----------
                                                                                               755,738

Food & Staples Retailing 1.0%
Nash-Finch Co.                                                                 1,100            41,789
Wal-Mart Stores, Inc.                                                         15,800           791,738
Walgreen Co.                                                                   9,000           399,780
                                                                                           -----------
                                                                                             1,233,307

Food Products 1.3%
ConAgra Foods, Inc.                                                            4,400           118,888
Dean Foods Co.*                                                                3,100           106,330
General Mills, Inc.                                                           14,800           727,420
Hershey Foods Corp.                                                            4,000           241,840
Kellogg Co.                                                                    5,300           229,331
Lance, Inc.                                                                    1,900            30,533
Unilever NV, (NY Shares)                                                       2,100           143,682
                                                                                           -----------
                                                                                             1,598,024

Household Products 1.3%
Colgate-Palmolive Co.                                                          4,700           245,199
Kimberly-Clark Corp.                                                          10,800           709,884
Procter & Gamble Co.                                                          12,100           641,300
                                                                                           -----------
                                                                                             1,596,383

Personal Products 0.1%
Nature's Sunshine Products, Inc.                                               2,800            48,076
                                                                                           -----------
Energy 6.9%
Energy Equipment & Services 1.3%
Baker Hughes, Inc.                                                             8,300           369,267
Halliburton Co.                                                                5,800           250,850
Nabors Industries Ltd.*                                                        6,700           396,238
Schlumberger Ltd.                                                              4,500           317,160
Transocean, Inc.*                                                              5,900           303,614
                                                                                           -----------
                                                                                             1,637,129

Oil & Gas 5.6%
Berry Petroleum Co., "A"                                                       1,600            82,320
BP PLC, (ADR)                                                                 10,700           667,680
Callon Petroleum Co.*                                                          3,300            51,282
ChevronTexaco Corp.                                                           17,600         1,026,256
ConocoPhillips                                                                 8,400           905,856
Devon Energy Corp.                                                            10,100           482,275
EOG Resources, Inc.                                                           16,200           789,588
ExxonMobil Corp.                                                              22,400         1,335,040
Houston Exploration Co.*                                                       1,500            85,425
KCS Energy, Inc.*                                                              4,000            61,440
Meridian Resource Corp.*                                                       5,900            30,444
Mission Resources Corp.*                                                       3,700            26,196
Overseas Shipholding Group, Inc.                                               1,600           100,656
Plains Exploration & Production Co.*                                           2,900           101,210
Remington Oil & Gas Corp.*                                                     2,400            75,648
Royal Dutch Petroleum Co., (NY Shares)                                         9,000           540,360
Stone Energy Corp.*                                                            1,700            82,569
Tesoro Petroleum Corp.*                                                        1,900            70,338
Valero Energy Corp.                                                            2,200           161,194
Whiting Petroleum Corp.*                                                       1,700            69,326
XTO Energy, Inc.                                                               3,833           125,887
                                                                                           -----------
                                                                                             6,870,990

Financials 10.2%
Banks 4.1%
AmSouth Bancorp.                                                              13,600           352,920
BancFirst Corp.                                                                  600            41,412
Bank of America Corp.                                                         28,600         1,261,260
BankUnited Financial Corp., "A"*                                                 300             8,058
Banner Corp.                                                                   1,100            29,667
BB&T Corp.                                                                     9,000           351,720
Cathay General Bancorp.                                                        2,000            63,000
CVB Financial Corp.                                                            3,525            63,943
First BanCorp.                                                                 1,800            76,050
First Charter Corp.                                                            1,100            24,849
FirstFed Financial Corp.*                                                      1,700            86,717
Frontier Financial Corp.                                                         300            11,370
Nara Bancorp, Inc.                                                             4,200            59,010
PNC Financial Services Group                                                  13,500           694,980
Prosperity Bancshares, Inc.                                                    1,900            50,331
R & G Financial Corp., "B"                                                     2,800            87,276
Republic Bancorp., Inc.                                                        4,300            58,222
Southwest Bancorp. of Texas, Inc.                                              4,800            88,080
Sterling Bancshares, Inc.                                                      4,500            63,900
SunTrust Banks, Inc.                                                           5,500           396,385
TierOne Corp.                                                                    800            18,800
US Bancorp.                                                                   19,000           547,580
Wachovia Corp.                                                                11,300           575,283
WesBanco, Inc.                                                                 1,400            38,514
Westamerica Bancorp.                                                             400            20,708
                                                                                           -----------
                                                                                             5,070,035

Capital Markets 1.6%
Bear Stearns Companies, Inc.                                                   4,500           449,550
Investment Technology Group, Inc.*                                             3,500            61,250
Lehman Brothers Holdings, Inc.                                                 3,100           291,896
Merrill Lynch & Co., Inc.                                                      9,400           532,040
Morgan Stanley                                                                 4,600           263,350
The Goldman Sachs Group, Inc.                                                  2,900           318,971
                                                                                           -----------
                                                                                             1,917,057

Consumer Finance 0.3%
American Express Co.                                                           5,600           287,672
Cash America International, Inc.                                               2,900            63,597
                                                                                           -----------
                                                                                               351,269

Diversified Financial Services 2.4%
Accredited Home Lenders Holding Co.*                                           1,800            65,214
Citigroup, Inc.                                                               36,133         1,623,817
Freddie Mac                                                                    6,200           391,840
Gabelli Asset Management, Inc., "A"                                              100             4,465
JPMorgan Chase & Co.                                                          23,800           823,480
Santander BanCorp                                                              2,300            60,559
                                                                                           -----------
                                                                                             2,969,375

Insurance 1.2%
AFLAC, Inc.                                                                    7,300           271,998
Allstate Corp.                                                                 9,800           529,788
American International Group, Inc.                                             8,500           470,985
Argonaut Group, Inc.*                                                          2,500            53,050
Commerce Group, Inc.                                                           1,000            61,980
EMC Insurance Group Inc.                                                         300             5,718
Navigators Group, Inc.*                                                          900            29,831
Zenith National Insurance Corp.                                                1,300            67,418
                                                                                           -----------
                                                                                             1,490,768

Real Estate 0.6%
American Financial Realty Trust, (REIT)                                        2,100            30,723
Amli Residential Properties Trust, (REIT)                                      1,100            30,129
CarrAmerica Realty Corp., (REIT)                                               1,400            44,170
Colonial Properties Trust, (REIT)                                                100             3,841
Commercial Net Lease Realty, (REIT)                                            1,900            35,055
Corporate Office Properties Trust, (REIT)                                      1,300            34,424
Cousins Properties, Inc., (REIT)                                               1,100            28,457
EastGroup Properties, Inc., (REIT)                                               400            15,080
Essex Property Trust, Inc., (REIT)                                               600            41,460
FelCor Lodging Trust, Inc., (REIT)*                                            2,700            33,561
Gables Residential Trust, (REIT)                                               1,000            33,300
Glenborough Realty Trust, Inc., (REIT)                                           400             7,648
Glimcher Realty Trust, (REIT)                                                    600            14,220
Healthcare Realty Trust, Inc., (REIT)                                          1,200            43,728
Heritage Property Investment Trust, (REIT)                                     1,100            32,648
Highwoods Properties, Inc., (REIT)                                             1,600            42,912
Kilroy Realty Corp., (REIT)                                                      600            24,546
Lexington Corporate Properties Trust, (REIT)                                   1,700            37,298
Nationwide Health Properties, Inc., (REIT)                                       800            16,168
New Century Financial Corp., (REIT)                                              500            23,410
Newcastle Investment Corp., (REIT)                                             1,200            35,520
Novastar Financial, Inc., (REIT)                                                 600            21,606
Parkway Properties, Inc., (REIT)                                                 500            23,350
Senior Housing Properties Trust, (REIT)                                        2,000            33,360
Trammell Crow Co.*                                                             1,100            22,627
Washington Real Estate Investment Trust, (REIT)                                1,300            37,375
                                                                                           -----------
                                                                                               746,616

Health Care 9.2%
Biotechnology 1.2%
Albany Molecular Research, Inc.*                                               3,600            37,008
Amgen, Inc.*                                                                   2,600           151,346
Enzo Biochem, Inc.*                                                            3,300            47,586
Genentech, Inc.*                                                              12,900           730,269
Gilead Sciences, Inc.*                                                        11,400           408,120
ImmunoGen, Inc.*                                                               1,100             5,753
Medarex, Inc.*                                                                 5,500            39,215
Third Wave Technologies*                                                       4,900            28,224
                                                                                           -----------
                                                                                             1,447,521

Health Care Equipment & Supplies 2.3%
Align Technology, Inc.*                                                        5,400            33,696
Alliance Imaging, Inc.*                                                        3,800            36,290
American Medical Systems Holdings, Inc.*                                       3,400            58,412
Baxter International, Inc.                                                    31,400         1,066,972
Boston Scientific Corp.*                                                       8,100           237,249
C.R. Bard, Inc.                                                                3,200           217,856
Haemonetics Corp.*                                                             1,800            75,888
Hologic, Inc.*                                                                 1,700            54,187
Immucor, Inc.*                                                                 2,000            60,380
Medtronic, Inc.                                                                8,200           417,790
PolyMedica Corp.                                                               1,700            53,992
SurModics, Inc.*                                                               1,700            54,247
Zimmer Holdings, Inc.*                                                         6,600           513,546
                                                                                           -----------
                                                                                             2,880,505

Health Care Providers & Services 1.0%
Centene Corp.*                                                                 2,100            62,979
Cerner Corp.*                                                                  1,300            68,263
Chemed Corp.                                                                   1,000            76,480
Genesis HealthCare Corp.*                                                      1,500            64,335
MedCath Corp.*                                                                 2,000            58,600
Per-Se Technologies, Inc.*                                                     3,600            55,260
RehabCare Group, Inc.*                                                           400            11,484
Res-Care, Inc.*                                                                3,600            45,036
UnitedHealth Group, Inc.                                                       8,700           829,806
                                                                                           -----------
                                                                                             1,272,243

Pharmaceuticals 4.7%
Abbott Laboratories                                                           25,000         1,165,500
Alpharma, Inc., "A"                                                            3,400            41,888
Bristol-Myers Squibb Co.                                                      32,400           824,904
Connetics Corp.*                                                               2,200            55,638
Eli Lilly & Co.                                                                3,800           197,980
First Horizon Pharmaceutical Corp.*                                            1,600            27,008
Impax Laboratories, Inc.*                                                      2,300            36,800
Johnson & Johnson                                                             24,516         1,646,495
Kos Pharmaceuticals, Inc.*                                                     1,400            58,352
Ligand Pharmaceuticals, Inc., "B"*                                             2,800            16,044
Pfizer, Inc.                                                                  39,750         1,044,232
United Therapeutics Corp.*                                                       300            13,709
Valeant Pharmaceuticals International                                          2,700            60,804
Wyeth                                                                         13,300           560,994
                                                                                           -----------
                                                                                             5,750,348

Industrials 6.7%
Aerospace & Defense 1.3%
Ceradyne, Inc.*                                                                2,200            49,214
HEICO Corp.                                                                    2,900            58,290
Hexcel Corp.*                                                                  2,700            41,877
Honeywell International, Inc.                                                 21,200           788,852
Moog, Inc., "A"*                                                                 700            31,640
United Technologies Corp.                                                      6,300           640,458
                                                                                           -----------
                                                                                             1,610,331

Air Freight & Logistics 0.3%
FedEx Corp.                                                                    4,100           385,195
                                                                                           -----------
Airlines 0.1%
Pinnacle Airlines Corp.*                                                       6,100            64,782
                                                                                           -----------
Building Products 0.1%
Eagle Materials, Inc.                                                            100             8,094
Griffon Corp.*                                                                 3,000            64,230
                                                                                           -----------
                                                                                                72,324

Commercial Services & Supplies 1.3%
Administaff, Inc.*                                                             2,300            33,580
Avery Dennison Corp.                                                           7,300           452,089
Consolidated Graphics, Inc.*                                                   1,500            78,900
DiamondCluster International, Inc.*                                            2,100            33,810
Electro Rent Corp.*                                                            3,500            46,970
Euronet Worldwide, Inc.*                                                       2,200            62,810
Geo Group, Inc.*                                                                 600            17,148
Heidrick & Struggles International, Inc.*                                      1,700            62,509
infoUSA, Inc.                                                                    800             8,408
John H. Harland Co.                                                              200             6,872
Korn/Ferry International*                                                      3,100            58,993
Nu Skin Enterprises, Inc., "A"                                                 2,900            65,279
NuCo2, Inc.*                                                                   2,500            65,750
Pitney Bowes, Inc.                                                             9,700           437,664
TeleTech Holdings, Inc.*                                                       3,900            50,388
TNS, Inc.*                                                                     3,400            61,030
Ventiv Health, Inc.*                                                           2,000            46,000
                                                                                           -----------
                                                                                             1,588,200

Construction & Engineering 0.1%
Dycom Industries, Inc.*                                                        1,700            39,083
EMCOR Group, Inc.*                                                             1,700            79,594
Perini Corp.*                                                                  3,100            42,749
                                                                                           -----------
                                                                                               161,426

Electrical Equipment 0.5%
Emerson Electric Co.                                                           7,900           512,947
Franklin Electric Co., Inc.                                                    1,700            64,141
Regal-Beloit Corp.                                                             2,500            71,975
                                                                                           -----------
                                                                                               649,063

Industrial Conglomerates 2.5%
3M Co.                                                                         3,200           274,208
Blount International, Inc.*                                                    4,000            67,920
ESCO Technologies, Inc.*                                                       1,000            80,350
General Electric Co.                                                          59,900         2,159,994
Textron, Inc.                                                                  6,800           507,416
                                                                                           -----------
                                                                                             3,089,888

Machinery 0.3%
Astec Industries, Inc.*                                                        2,200            48,510
Caterpillar, Inc.                                                              1,800           164,592
JLG Industries, Inc.                                                           2,700            58,185
Sauer-Danfoss, Inc.                                                            2,700            61,101
                                                                                           -----------
                                                                                               332,388

Road & Rail 0.1%
Arkansas Best Corp.                                                            1,700            64,226
Knight Transportation, Inc.                                                    3,300            81,411
                                                                                           -----------
                                                                                               145,637

Trading Companies & Distributors 0.1%
United Rentals, Inc.*                                                          2,600            52,546
WESCO International, Inc.*                                                     2,100            58,800
                                                                                           -----------
                                                                                               111,346

Information Technology 11.2%
Communications Equipment 1.4%
Arris Group, Inc.*                                                             5,300            36,623
Brocade Communications Systems, Inc.*                                          9,200            54,464
Cisco Systems, Inc.*                                                          26,500           474,085
F5 Networks, Inc.*                                                               200            10,098
InterDigital Communications Corp.*                                             2,900            44,428
Nokia Oyj, (ADR)                                                              37,000           570,910
QUALCOMM, Inc.                                                                13,200           483,780
                                                                                           -----------
                                                                                             1,674,388

Computers & Peripherals 2.2%
Apple Computer, Inc.*                                                          3,700           154,179
Dell, Inc.*                                                                    6,400           245,888
EMC Corp.*                                                                    38,000           468,160
Hewlett-Packard Co.                                                           27,800           609,932
Hutchinson Technology, Inc.*                                                   1,500            52,170
International Business Machines Corp.                                         13,000         1,187,940
                                                                                           -----------
                                                                                             2,718,269

Electronic Equipment & Instruments 0.2%
Agilysys, Inc.                                                                   600            11,796
LeCroy Corp.*                                                                  2,900            49,677
MIPS Technologies, Inc.*                                                       2,800            32,200
MTS Systems Corp.                                                              1,800            52,254
Rofin-Sinar Technologies, Inc.*                                                1,300            41,782
X-Rite, Inc.                                                                   3,500            52,640
                                                                                           -----------
                                                                                               240,349

Internet Software & Services 0.2%
Digital River, Inc.*                                                           1,100            34,276
DoubleClick, Inc.*                                                             5,500            42,350
EarthLink, Inc.*                                                               3,500            31,500
InfoSpace, Inc.*                                                                 800            32,664
j2 Global Communications, Inc.*                                                  700            24,017
Magma Design Automation, Inc.*                                                 2,800            33,236
Openwave Systems, Inc.*                                                        2,700            32,913
                                                                                           -----------
                                                                                               230,956

IT Consulting & Services 1.4%
Accenture Ltd., "A"*                                                          10,700           258,405
Automatic Data Processing, Inc.                                               14,500           651,775
Covansys Corp.*                                                                2,600            38,779
First Data Corp.                                                               6,300           247,653
Fiserv, Inc.*                                                                 10,000           398,000
Paychex, Inc.                                                                  4,100           134,562
Sapient Corp.*                                                                 3,700            27,176
                                                                                           -----------
                                                                                             1,756,350

Office Electronics 0.0%
CompX International, Inc.                                                        300             5,094
                                                                                           -----------
Semiconductors & Semiconductor Equipment 3.1%
AMIS Holdings, Inc.*                                                           4,200            47,418
Applied Materials, Inc.*                                                      31,400           510,250
Broadcom Corp., "A"*                                                           4,400           131,648
Diodes, Inc.*                                                                  1,700            46,121
Emulex Corp.*                                                                    600            11,304
Intel Corp.                                                                   63,800         1,482,074
IXYS Corp.*                                                                    3,800            43,472
Linear Technology Corp.                                                        8,800           337,128
Micrel, Inc.*                                                                  4,100            37,802
Microsemi Corp.*                                                               2,500            40,725
OmniVision Technologies, Inc.*                                                 2,400            36,360
Photronics, Inc.*                                                              2,600            47,060
Silicon Image, Inc.*                                                           3,600            36,216
Skyworks Solutions, Inc.*                                                      6,700            42,545
Texas Instruments, Inc.                                                       36,200           922,738
TTM Technologies*                                                              3,600            37,656
                                                                                           -----------
                                                                                             3,810,517

Software 2.7%
Adobe Systems, Inc.                                                            3,700           248,529
Altiris, Inc.*                                                                 1,800            42,930
Ansoft Corp.*                                                                  2,000            53,960
Electronic Arts, Inc.*                                                         6,100           315,858
Embarcadero Technologies, Inc.*                                                4,900            32,291
Hyperion Solutions Corp.*                                                      1,400            61,754
Internet Security Systems, Inc.*                                               1,600            29,280
Interwoven, Inc.*                                                              2,100            16,359
Intuit, Inc.*                                                                  3,100           135,687
Kronos, Inc.*                                                                  1,300            66,443
Microsoft Corp.                                                               70,000         1,691,900
Oracle Corp.*                                                                 18,700           233,376
Parametric Technology Corp.*                                                  10,600            59,254
Sonic Solutions*                                                               1,300            19,565
SS&C Technologies, Inc.                                                        2,200            50,160
Symantec Corp.*                                                                8,800           187,704
Ulticom, Inc.*                                                                 1,500            16,695
Witness Systems, Inc.*                                                         1,800            31,590
                                                                                           -----------
                                                                                             3,293,335

Materials 2.3%
Chemicals 1.0%
Air Products & Chemicals, Inc.                                                 9,700           613,913
Cambrex Corp.                                                                  2,200            46,860
Compass Minerals International, Inc.                                           2,600            66,170
Dow Chemical Co.                                                               2,900           144,565
Ecolab, Inc.                                                                   7,500           247,875
Georgia Gulf Corp.                                                             1,600            73,568
Terra Industries, Inc.*                                                        6,700            51,992
W.R. Grace & Co.*                                                              3,600            30,672
                                                                                           -----------
                                                                                             1,275,615

Containers & Packaging 0.6%
Crown Holdings, Inc.*                                                          4,400            68,464
Greif, Inc., "A"                                                               1,000            69,680
Silgan Holdings, Inc.                                                          1,000            64,980
Sonoco Products Co.                                                           15,900           458,715
                                                                                           -----------
                                                                                               661,839

Metals & Mining 0.6%
Alcoa, Inc.                                                                   18,900           574,371
Oregon Steel Mills, Inc.*                                                      1,800            41,400
Quanex Corp.                                                                   1,400            74,648
Steel Dynamics, Inc.                                                           2,000            68,900
                                                                                           -----------
                                                                                               759,319

Paper & Forest Products 0.1%
Deltic Timber Corp.                                                            1,800            70,380
Pope & Talbot, Inc.                                                            3,500            61,530
                                                                                           -----------
                                                                                               131,910

Telecommunication Services 0.6%
Diversified Telecommunication Services 0.5%
Alaska Communications Systems Group, Inc.                                      3,900            39,195
CT Communications, Inc.                                                        3,100            32,643
General Communication, Inc., "A"*                                              4,500            41,085
North Pittsburgh Systems, Inc.                                                 2,100            41,507
Premiere Global Services, Inc.*                                                4,700            53,204
SBC Communications, Inc.                                                      12,400           293,756
Verizon Communications, Inc.                                                   2,700            95,850
                                                                                           -----------
                                                                                               597,240

Wireless Telecommunication Services 0.1%
Alamosa Holdings, Inc.*                                                        2,700            31,509
Centennial Communications Corp.*                                               2,800            30,380
UbiquiTel, Inc.*                                                               3,800            25,460
                                                                                           -----------
                                                                                                87,349

Utilities 0.7%
Electric Utilities 0.5%
PNM Resources, Inc.                                                            3,600            96,048
Progress Energy, Inc.                                                          9,700           406,915
Southern Co.                                                                   5,100           162,333
                                                                                           -----------
                                                                                               665,296

Gas Utilities 0.2%
Energen Corp.                                                                  1,600           106,560
South Jersey Industries, Inc.                                                    200            11,280
Southern Union Co.*                                                            2,500            62,775
WGL Holdings, Inc.                                                             1,300            40,248
                                                                                           -----------
                                                                                               220,863


Total Common Stocks (Cost $61,896,669)                                                      72,621,862
                                                                                           -----------

Preferred Stocks 0.1%
Paxson Communications Corp., 14.25%, (PIK)                                         5            34,013
TNP Enterprises, Inc., 14.5%, "D" (PIK)                                           27            29,702
                                                                                           -----------
Total Preferred Stocks (Cost $68,232)                                                           63,715

                                                                             Principal
                                                                            Amount ($)(f)     Value ($)
                                                                            -------------     ---------

Corporate Bonds 11.7%
Consumer Discretionary 1.9%
155 East Tropicana LLC/Finance, 144A, 8.75%, 4/1/2012                         15,000            14,813
AMC Entertainment, Inc., 8.0%, 3/1/2014                                       30,000            28,650
Ames True Temper, Inc., 144A, 6.64%**, 1/15/2012                              15,000            14,100
Auburn Hills Trust, 12.375%, 5/1/2020                                         48,000            71,885
AutoNation, Inc., 9.0%, 8/1/2008                                              10,000            11,000
Aztar Corp., 7.875%, 6/15/2014                                                15,000            15,938
Bally Total Fitness Holdings Corp., 10.5%, 7/15/2011                          25,000            24,625
Cablevision Systems New York Group, 144A, 6.669%**,
4/1/2009                                                                      25,000            26,500
Caesars Entertainment, Inc., 8.875%, 9/15/2008                                20,000            21,925
Charter Communications Holdings LLC:
Step-up Coupon, 0% to 5/15/2006, 11.75% to 5/15/2011                          30,000            20,700
9.625%, 11/15/2009                                                            75,000            58,687
10.25%, 9/15/2010                                                             85,000            86,700
Comcast Cable Communications Holdings, Inc., 8.375%,
3/15/2013                                                                    100,000           118,823
Comcast MO of Delaware, Inc., 9.0%, 9/1/2008                                 150,000           168,933
Cooper-Standard Automotive, Inc., 144A, 8.375%, 12/15/2014                    35,000            28,437
CSC Holdings, Inc., 7.875%, 12/15/2007                                        35,000            36,400
Dex Media East LLC/Financial, 12.125%, 11/15/2012                            110,000           130,350
DIMON, Inc., Series B, 9.625%, 10/15/2011                                     65,000            73,369
Dura Operating Corp.:
Series B, 8.625%, 4/15/2012                                                   10,000             9,225
Series B, 9.0%, 5/1/2009                                          EUR         10,000            10,370
EchoStar DBS Corp., 144A, 6.625%, 10/1/2014                                   15,000            14,494
Eye Care Centers of America, Inc., 144A, 10.75%, 2/15/2015                    15,000            14,325
Friendly Ice Cream Corp., 8.375%, 6/15/2012                                   20,000            19,000
Icon Health & Fitness, Inc., 11.25%, 4/1/2012                                 25,000            17,500
Interep National Radio Sales, Inc., Series B, 10.0%, 7/1/2008                 25,000            19,688
ITT Corp., 7.375%, 11/15/2015                                                 25,000            26,875
Jacobs Entertainment, Inc.:
11.875%, 2/1/2009                                                             60,000            65,400
144A, 11.875%, 2/1/2009                                                       15,000            16,350
Levi Strauss & Co., 144A, 7.73%**, 4/1/2012                                   20,000            19,650
Mediacom LLC, 9.5%, 1/15/2013                                                 40,000            39,900
MGM MIRAGE:
8.375%, 2/1/2011                                                              55,000            59,400
9.75% , 6/1/2007                                                              15,000            16,125
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010                             10,000            10,900
NCL Corp., 144A, 10.625%, 7/15/2014                                           30,000            31,012
Paxson Communications Corp., 10.75%, 7/15/2008                                15,000            14,888
Petro Stopping Centers, 9.0%, 2/15/2012                                       50,000            51,500
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013                                20,000            20,700
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012                    25,000            25,500
PRIMEDIA, Inc.:
8.164%**, 5/15/2010                                                           45,000            47,700
8.875%, 5/15/2011                                                             45,000            46,912
Renaissance Media Group LLC, 1.0%, 4/15/2008                                  20,000            20,200
Resorts International Hotel & Casino, Inc., 11.5%,
3/15/2009                                                                     10,000            11,388
Restaurant Co., 11.25%, 5/15/2008                                             37,640            36,887
Sbarro, Inc., 11.0%, 9/15/2009                                                20,000            19,300
Schuler Homes, Inc., 10.5%, 7/15/2011                                         35,000            38,709
Simmons Bedding Co., 144A, Step-up Coupon, 0% to 12/15/2009,
10.0% to 12/15/2014                                                           45,000            28,125
Sinclair Broadcast Group, Inc., 8.75%, 12/15/2011                            105,000           110,250
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013                           20,000            19,900
Tele-Communications, Inc., 10.125%, 4/15/2022                                 28,000            39,909
Toys "R" Us, Inc., 7.375%, 10/15/2018                                         45,000            37,575
Trump Holdings & Funding, 12.625%, 3/15/2010*                                 25,000            27,188
TRW Automotive, Inc., 11.0%, 2/15/2013                                        50,000            56,000
United Auto Group, Inc., 9.625%, 3/15/2012                                    40,000            42,200
Visteon Corp., 7.0%, 3/10/2014                                                60,000            51,000
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009                             25,000            26,875
Williams Scotsman, Inc., 9.875%, 6/1/2007                                     55,000            54,725
Wynn Las Vegas LLC, 144A, 6.625%, 12/1/2014                                   50,000            47,500
XM Satellite Radio, Inc., Step-up Coupon, 0% to 12/31/2005,
14.0% to 12/31/2009                                                           35,000            35,700
Young Broadcasting, Inc., 8.75%, 1/15/2014                                    35,000            33,162
                                                                                           -----------
                                                                                             2,285,842

Consumer Staples 0.2%
Del Laboratories, Inc., 144A, 8.0%, 2/1/2012                                  20,000            19,200
Duane Reade, Inc., 9.75%**, 8/1/2011                                          20,000            17,600
GNC Corp., 8.5%, 12/1/2010                                                    10,000             8,500
National Beef Packing Co., 10.5%, 8/1/2011                                    10,000            10,200
North Atlantic Holding, Inc., Step-up Coupon, 0% to 3/1/2008,
12.25% to 3/1/2014                                                            10,000             1,900
North Atlantic Trading Co., 9.25%, 3/1/2012                                   50,000            37,500
Pinnacle Foods Holding Corp., 8.25%, 12/1/2013                                31,000            26,505
Revlon Consumer Products Corp., 9.0%, 11/1/2006                               30,000            30,000
Rite Aid Corp., 11.25%, 7/1/2008                                              45,000            47,925
Standard Commercial Corp., 8.0%, 4/15/2012                                    15,000            17,250
Swift & Co., 12.5%, 1/1/2010                                                  30,000            33,825
                                                                                           -----------
                                                                                               250,405

Energy 0.6%
Belden &  Blake Corp., 8.75%, 7/15/2012                                       30,000            29,775
CenterPoint Energy Resources Corp., Series B, 7.875%,
4/1/2013                                                                      60,000            69,550
Chesapeake Energy Corp.:
6.875%, 1/15/2016                                                             15,000            15,150
9.0%, 8/15/2012                                                               15,000            16,556
CITGO Petroleum Corp., 6.0%, 10/15/2011                                       30,000            29,625
Dynegy Holdings, Inc.:
6.875%, 4/1/2011                                                              10,000             8,875
7.125%, 5/15/2018                                                             30,000            23,550
7.625%, 10/15/2026                                                            10,000             7,712
144A, 9.875%, 7/15/2010                                                       35,000            37,494
El Paso Production Holding Corp., 7.75%, 6/1/2013                             30,000            30,375
Enterprise Products Operating LP, 7.5%, 2/1/2011                             164,000           181,175
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007                         40,000            39,600
Pemex Project Funding Master Trust, 9.5%, 9/15/2027                           40,000            48,900
Southern Natural Gas, 8.875%, 3/15/2010                                       30,000            32,529
Stone Energy Corp.:
6.75%, 12/15/2014                                                             20,000            19,400
8.25%, 12/15/2011                                                             45,000            46,912
Williams Companies, Inc.:
8.125%, 3/15/2012                                                             40,000            43,800
8.75%, 3/15/2032                                                              20,000            23,750
                                                                                           -----------
                                                                                               704,728

Financials 3.8%
Affinia Group, Inc., 144A, 9.0%, 11/30/2014                                   50,000            46,250
American General Institutional Capital, 144A, 8.125%,
3/15/2046                                                                    230,000           292,766
AmeriCredit Corp., 9.25%, 5/1/2009                                            65,000            69,631
BF Saul Real Estate Investment Trust, 7.5%, 3/1/2014                          10,000            10,375
Dow Jones CDX:
144A, Series 3-1, 7.75%, 12/29/2009                                          410,000           400,263
144A, Series 3-3, 8.0%, 12/29/2009                                           850,000           825,562
E*TRADE Financial Corp., 8.0%, 6/15/2011                                      30,000            30,900
FINOVA Group, Inc., 7.5%, 11/15/2009                                         201,600            87,192
Ford Motor Credit Co.:
5.8%, 1/12/2009                                                              197,000           188,150
6.875%, 2/1/2006                                                             160,000           162,176
General Electric Capital Corp., Series A, 4.875%, 3/4/2015                    89,000            86,995
General Motors Acceptance Corp.:
5.625%, 5/15/2009                                                             10,000             9,123
6.75%, 1/15/2006                                                             930,000           936,475
6.75%, 12/1/2014                                                              15,000            12,957
H&E Equipment/Finance, 11.125%, 6/15/2012                                     20,000            22,500
HSBC Finance Corp., 4.125%, 3/11/2008                                        235,000           233,213
JPMorgan Chase Capital XV, 5.875%, 3/15/2035                                 190,000           183,485
Merrill Lynch & Co., Inc., Series C, 5.0%, 1/15/2015                         691,000           669,648
Poster Financial Group, Inc., 8.75%, 12/1/2011                                30,000            31,200
PXRE Capital Trust I, 8.85%, 2/1/2027                                         25,000            26,000
Qwest Capital Funding, Inc., 6.5%, 11/15/2018                                 10,000             7,950
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012                              15,000            17,287
Radnor Holdings Corp., 11.0%, 3/15/2010                                       30,000            22,200
RAM Holdings Ltd., 144A, 6.875%, 4/1/2024                                     74,000            80,083
RC Royalty Subordinated LLC, 7.0%, 1/1/2018                                   20,000            18,200
The Goldman Sachs Group, Inc., 4.75%, 7/15/2013                              155,000           149,089
TIG Capital Holdings Trust, 144A, 8.597%, 1/15/2027                           40,000            34,400
UGS Corp., 144A, 10.0%, 6/1/2012                                              30,000            33,150
Universal City Development, 11.75%, 4/1/2010                                  40,000            45,600
                                                                                           -----------
                                                                                             4,732,820

Health Care 0.2%
Cinacalcet Royalty Subordinated LLC, 8.0%, 3/30/2017                          30,000            30,750
Curative Health Services, Inc., 10.75%, 5/1/2011                              20,000            16,450
Encore Medical Corp., 144A, 9.75%, 10/1/2012                                  20,000            19,500
Hanger Orthopedic Group, Inc., 10.375%, 2/15/2009                             30,000            29,775
HEALTHSOUTH Corp., 10.75%, 10/1/2008                                          35,000            35,875
IDI Acquisition Corp., 144A, 10.75%, 12/15/2011                               20,000            20,000
InSight Health Services Corp., Series B, 9.875%, 11/1/2011                    25,000            24,500
Interactive Health LLC, 144A, 7.25%, 4/1/2011                                 25,000            22,750
Tenet Healthcare Corp.:
6.375%, 12/1/2011                                                             50,000            46,125
144A, 9.25%, 2/1/2015                                                         55,000            54,862
                                                                                           -----------
                                                                                               300,587

Industrials 1.3%
Aavid Thermal Technologies, Inc., 12.75%, 2/1/2007                            30,000            32,400
Allied Security Escrow Corp., 11.375%, 7/15/2011                              30,000            30,750
Allied Waste North America, Inc.:
Series B, 5.75%, 2/15/2011                                                    65,000            59,150
Series B, 9.25%, 9/1/2012                                                     23,000            24,610
AMI Semiconductor, Inc., 10.75%, 2/1/2013                                     10,000            11,975
Avondale Mills, Inc., 144A, 9.56%**, 7/1/2012                                 35,000            35,000
BAE System 2001 Asset Trust, "B", Series 2001, 144A,
7.156%, 12/15/2011                                                           193,728           207,105
Bear Creek Corp., 144A, 7.873%**, 3/1/2012                                    20,000            20,100
Browning-Ferris Industries, 7.4%, 9/15/2035                                   55,000            45,100
Cenveo Corp., 7.875%, 12/1/2013                                               35,000            31,238
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010                      55,000            58,575
Columbus McKinnon Corp., 10.0%, 8/1/2010                                      25,000            27,188
Congoleum Corp., 8.625%, 8/1/2008*                                            15,000            15,225
Cornell Companies, Inc., 10.75%, 7/1/2012                                     30,000            31,050
D.R. Horton, Inc., 5.25%, 2/15/2015                                          168,000           153,489
Dana Corp., 7.0%, 3/1/2029                                                    30,000            26,345
Erico International Corp., 8.875%, 3/1/2012                                   20,000            21,021
Evergreen International Aviation, Inc., 12.0%, 5/15/2010                      10,000             7,500
Goodman Global Holding Co., Inc., 144A, 7.875%, 12/15/2012                    55,000            50,325
HydroChem Industrial Services, Inc., 144A, 9.25%, 2/15/2013                   15,000            14,700
ISP Chemco, Inc., Series B, 10.25%, 7/1/2011                                  50,000            54,125
Joy Global, Inc., Series B, 8.75%, 3/15/2012                                  10,000            11,000
K Hovnanian Enterprises, Inc., 144A, 6.25%, 1/15/2015                         90,000            86,136
Kansas City Southern:
7.5%, 6/15/2009                                                               20,000            20,400
9.5%, 10/1/2008                                                               65,000            70,850
Kinetek, Inc., Series D, 10.75%, 11/15/2006                                   55,000            50,462
Laidlaw International, Inc., 10.75%, 6/15/2011                                35,000            39,638
Metaldyne Corp., 144A, 10.0%, 11/1/2013                                       30,000            27,300
Millennium America, Inc.:
7.625%, 11/15/2026                                                            30,000            29,100
9.25%, 6/15/2008                                                              40,000            42,900
NTK Holdings, Inc., 144A, Step-up Coupon, 0% to 09/01/2009,
10.75% to 03/01/2014                                                          30,000            15,975
Remington Arms Co., Inc., 10.5%, 2/1/2011                                     15,000            14,775
Securus Technologies, Inc., 144A, 11.0%, 9/1/2011                             25,000            25,125
Ship Finance International Ltd., 8.5%, 12/15/2013                             35,000            34,650
Technical Olympic USA, Inc., 10.375%, 7/1/2012                                40,000            43,800
The Brickman Group Ltd., Series B, 11.75%, 12/15/2009                         20,000            22,600
United Rentals North America, Inc., 7.0%, 2/15/2014                           65,000            59,475
Westlake Chemical Corp., 8.75%, 7/15/2011                                     15,000            16,406
                                                                                           -----------
                                                                                             1,567,563

Information Technology 0.1%
Activant Solutions, Inc.:
144A, 9.09%**, 4/1/2010                                                       10,000            10,200
10.5%, 6/15/2011                                                              35,000            37,275
Eschelon Operating Co.:
8.375%, 3/15/2010                                                              5,000             4,275
144A, 8.375%, 3/15/2010                                                       10,000             8,550
Lucent Technologies, Inc.:
6.45%, 3/15/2029                                                              55,000            47,438
7.25%, 7/15/2006                                                              10,000            10,225
Sanmina-SCI Corp., 144A, 6.75%, 3/1/2013                                      40,000            37,500
                                                                                           -----------
                                                                                               155,463

Materials 1.2%
Aqua Chemical, Inc., 11.25%, 7/1/2008                                         25,000            21,375
ARCO Chemical Co., 9.8%, 2/1/2020                                            115,000           129,950
Associated Materials, Inc., Step-up Coupon, 0% to
3/1/2009, 11.25% to 3/01/2014                                                 75,000            52,125
Caraustar Industries, Inc., 9.875%, 4/1/2011                                  25,000            26,250
Constar International, Inc., 144A, 6.149%**, 2/15/2012                        15,000            15,000
Dayton Superior Corp.:
10.75%, 9/15/2008                                                             30,000            29,400
13.0%, 6/15/2009                                                              55,000            49,500
Edgen Acquisition Corp., 144A, 9.875%, 2/1/2011                               20,000            20,050
Georgia-Pacific Corp.:
7.75%, 11/15/2029                                                             95,000           103,550
8.0%, 1/15/2024                                                               40,000            44,600
8.875%, 5/15/2031                                                             50,000            60,250
9.375%, 2/1/2013                                                              25,000            27,937
Hercules, Inc., 6.75%, 10/15/2029                                             30,000            29,400
Huntsman Advanced Materials LLC, 144A, 11.0%, 7/15/2010                       30,000            34,425
Huntsman LLC, 11.625%, 10/15/2010                                             49,000            57,330
IMC Global, Inc.:
7.375%, 8/1/2018                                                              10,000            10,300
10.875%, 8/1/2013                                                             15,000            17,925
Intermet Corp., 9.75%, 6/15/2009*                                             10,000             5,600
Lubrizol Corp., 6.5%, 10/1/2034                                              195,000           203,690
MMI Products, Inc., Series B, 11.25%, 4/15/2007                               30,000            29,850
Neenah Corp., 144A, 11.0%, 9/30/2010                                          70,000            77,700
Newmont Mining Corp., 5.875%, 4/1/2035                                        85,000            83,294
Omnova Solutions, Inc., 11.25%, 6/1/2010                                      55,000            57,475
Oxford Automotive, Inc., 144A, 12.0%, 10/15/2010*                             47,014            27,268
Pliant Corp., 11.125%, 9/1/2009                                               30,000            30,000
Portola Packaging, Inc., 8.25%, 2/1/2012                                      30,000            22,500
Sheffield Steel Corp., 144A, 11.375%, 8/15/2011                               20,000            20,450
Texas Industries, Inc., 10.25%, 6/15/2011                                     20,000            22,650
TriMas Corp., 9.875%, 6/15/2012                                               75,000            76,500
UAP Holding Corp., Step-up Coupon, 0.0% to 1/15/2008,
10.75% to 7/15/2012                                                           20,000            15,900
United States Steel LLC:
9.75%, 5/15/2010                                                              30,000            33,225
10.75%, 8/1/2008                                                              30,000            34,500
                                                                                           -----------
                                                                                             1,469,969

Telecommunication Services 1.1%
AirGate PCS, Inc., 144A, 6.41%**, 10/15/2011                                  10,000            10,200
American Cellular Corp., Series B, 10.0%, 8/1/2011                            60,000            55,200
Anixter International, Inc., 5.95%, 3/1/2015                                  10,000             9,877
AT&T Corp.:
9.05%, 11/15/2011                                                             70,000            79,537
9.75%, 11/15/2031                                                             45,000            54,900
Bell Atlantic New Jersey, Inc., Series A, 5.875%, 1/17/2012                  170,000           176,316
Cincinnati Bell, Inc.:
7.25%, 7/15/2013                                                              15,000            14,925
8.375%, 1/15/2014                                                             85,000            83,725
Dobson Communications Corp., 8.875%, 10/1/2013                                20,000            15,700
LCI International, Inc., 7.25%, 6/15/2007                                     40,000            37,700
Level 3 Financing, Inc., 144A, 10.75%, 10/15/2011                             15,000            13,163
MCI, Inc., 8.735%, 5/1/2014                                                  100,000           110,000
Nextel Communications, Inc.:
5.95%, 3/15/2014                                                              35,000            34,825
7.375%, 8/1/2015                                                              70,000            73,938
Nextel Partners, Inc., 8.125%, 7/1/2011                                       25,000            26,563
Qwest Corp., 7.25%, 9/15/2025                                                 45,000            42,075
Qwest Services Corp.:
144A, 14.0%, 12/15/2010                                                       45,000            52,088
144A, 14.5%, 12/15/2014                                                       30,000            36,225
Rural Cellular Corp., 9.875%, 2/1/2010                                        10,000            10,050
SBA Telecom, Inc., Step-up Coupon, 0% to 12/15/2007,
9.75% to 12/15/2011                                                           10,000             8,625
SBC Communications, Inc.:
4.125%, 9/15/2009                                                            265,000           257,745
5.625%, 6/15/2016                                                             50,000            50,197
Triton PCS, Inc., 8.5%, 6/1/2013                                              10,000             9,200
Ubiquitel Operating Co., 9.875%, 3/1/2011                                     10,000            11,025
US Unwired, Inc., Series B, 10.0%, 6/15/2012                                  20,000            22,150
Western Wireless Corp., 9.25%, 7/15/2013                                      10,000            11,400
                                                                                           -----------
                                                                                             1,307,349

Utilities 1.3%
AES Corp., 144A, 8.75%, 5/15/2013                                             55,000            59,950
Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/2012                       55,000            58,300
Calpine Corp.:
8.25%, 8/15/2005 (c)                                                          32,000            32,000
144A, 8.5%, 7/15/2010                                                         50,000            39,250
CC Funding Trust I, 6.9%, 2/16/2007                                          179,000           186,985
CMS Energy Corp.:
7.5%, 1/15/2009                                                               25,000            25,750
8.5%, 4/15/2011                                                               40,000            43,200
9.875%, 10/15/2007                                                            35,000            37,975
Consumers Energy Co., Series F, 4.0%, 5/15/2010                              345,000           329,953
DPL, Inc., 6.875%, 9/1/2011                                                   35,000            37,186
Mission Energy Holding Co., 13.5%, 7/15/2008                                  50,000            60,000
NorthWestern Corp., 144A, 5.875%, 11/1/2014                                   15,000            14,922
NRG Energy, Inc., 144A, 8.0%, 12/15/2013                                      77,000            81,428
Pedernales Electric Cooperative, Series 02-A, 144A, 6.202%,
11/15/2032                                                                   210,000           227,010
Progress Energy, Inc., 6.75%, 3/1/2006                                       220,000           225,469
PSE&G Energy Holdings LLC:
8.5%, 6/15/2011                                                               35,000            37,625
10.0%, 10/1/2009                                                              50,000            56,125
                                                                                           -----------
                                                                                             1,553,128


Total Corporate Bonds (Cost $14,636,153)                                                    14,327,854
                                                                                           -----------
Foreign Bonds - US$ Denominated 5.3%
Consumer Discretionary 0.3%
Advertising Directory Solutions, Inc., 144A, 9.25%,
11/15/2012                                                                    20,000            21,000
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011                        48,000            55,200
Kabel Deutschland GmbH, 144A, 10.625%, 7/1/2014                               45,000            49,725
Shaw Communications, Inc., 8.25%, 4/11/2010                                   95,000           104,500
Telenet Group Holding NV, 144A, Step-up Coupon, 0% to
12/15/2008, 11.5% to 6/15/2014                                                50,000            37,812
Vitro Envases Norteamerica SA, 144A, 10.75%, 7/23/2011                        15,000            15,300
Vitro SA de CV, Series A, 144A, 11.75%, 11/1/2013                             30,000            28,500
                                                                                           -----------
                                                                                               312,037

Consumer Staples 0.0%
Burns Philp Capital Property Ltd., 10.75%, 2/15/2011                          30,000            33,300
Grupo Cosan SA, 144A, 9.0%, 11/1/2009                                         10,000             9,650
                                                                                           -----------
                                                                                                42,950

Energy 0.2%
Luscar Coal Ltd., 9.75%, 10/15/2011                                           30,000            33,000
Petroleum Geo-Services ASA, 10.0%, 11/5/2010                                 115,000           129,087
Secunda International Ltd., 144A, 10.66%, 9/1/2012                            25,000            25,063
                                                                                           -----------
                                                                                               187,150

Financials 0.9%
Deutsche Telekom International Finance BV:
8.5%, 6/15/2010                                                               50,000            57,504
8.75%, 6/15/2030                                                              19,000            24,849
Eircom Funding, 8.25%, 8/15/2013                                              25,000            27,188
Mantis Reef Ltd., 144A, 4.692%, 11/14/2008                                   230,000           227,333
Mizuho Financial Group, 8.375%, 12/29/2049                                   350,000           378,082
National Capital Trust II, 144A, 5.486%, 12/29/2049                          149,000           149,447
New ASAT (Finance) Ltd., 9.25%, 2/1/2011                                      25,000            20,750
QBE Insurance Group Ltd., 144A, 5.647%, 7/1/2023                              90,000            88,833
SPI Electricity & Gas Australia Holdings Property Ltd., 144A,
6.15%, 11/15/2013                                                            150,000           159,502
                                                                                           -----------
                                                                                             1,133,488

Health Care 0.0%
Biovail Corp., 7.875%, 4/1/2010                                               25,000            24,875
                                                                                           -----------
Industrials 0.3%
CP Ships Ltd., 10.375%, 7/15/2012                                             30,000            34,275
Grupo Transportacion Ferroviaria Mexicana SA de CV:
10.25%, 6/15/2007                                                             40,000            42,400
11.75%, 6/15/2009                                                             35,000            35,000
12.5%, 6/15/2012                                                              15,000            17,100
LeGrand SA, 8.5%, 2/15/2025                                                   25,000            30,125
Stena AB:
7.0%, 12/1/2016                                                               10,000             9,250
9.625%, 12/1/2012                                                             20,000            22,150
Tyco International Group SA:
6.875%, 1/15/2029                                                            101,000           113,211
7.0%, 6/15/2028                                                               69,000            78,327
                                                                                           -----------
                                                                                               381,838

Information Technology 0.0%
Flextronics International Ltd., 6.25%, 11/15/2014                             20,000            19,000
                                                                                           -----------
Materials 1.5%
Alrosa Finance SA, 144A, 8.875%, 11/17/2014                                   30,000            31,013
Cascades, Inc., 7.25%, 2/15/2013                                              35,000            35,875
Celulosa Arauco y Constitucion SA, 7.75%, 9/13/2011                          440,000           491,888
Crown Euro Holdings SA, 10.875%, 3/1/2013                                     25,000            29,000
ISPAT Inland ULC, 9.75%, 4/1/2014                                             39,000            45,630
Novelis, Inc., 144A, 7.25%, 2/15/2015                                         30,000            29,400
Rhodia SA, 8.875%, 6/1/2011                                                   60,000            58,350
Sappi Papier Holding AG, 144A, 6.75%, 6/15/2012                              485,000           526,082
Sociedad Concesionaria Autopista Central, 144A, 6.223%,
12/15/2026                                                                   435,000           458,212
Tembec Industries, Inc., 8.5%, 2/1/2011                                      110,000           104,225
                                                                                           -----------
                                                                                             1,809,675

Sovereign Bonds 1.1%
Dominican Republic:
9.04%, 1/23/2013                                                              20,000            18,250
Series REGS, 9.5%, 9/27/2006                                                  30,000            27,750
Federative Republic of Brazil:
8.875%, 10/14/2019                                                            40,000            39,040
9.25%, 10/22/2010                                                             60,000            63,000
11.0%, 8/17/2040                                                              90,000           100,170
Republic of Argentina:
3.01%, 8/3/2012*                                                              30,000            25,230
Series BGLO, 8.375%, 12/20/2049*                                             110,000            31,900
11.375%, 1/30/2017*                                                           15,000             3,900
11.75%, 4/7/2009*                                                            120,000            36,000
11.75%, 12/31/2049*                                                          105,000            31,500
Series 2008, 15.5%, 12/19/2049*                                               30,000             7,500
Republic of Bulgaria, 8.25%, 1/15/2015                                        60,000            72,960
Republic of Colombia:
10.375%, 1/28/2033                                                            10,000            10,600
10.75%, 1/15/2013                                                             20,000            22,350
Republic of Ecuador, Step-up Coupon, 8.0% to 8/15/2005,
9.0% to 8/15/2006, 10.0% to 8/15/2030                                         40,000            35,600
Republic of Philippines:
9.375%, 1/18/2017                                                             80,000            84,400
9.5%, 2/2/2030                                                                20,000            19,550
9.875%, 1/15/2019                                                             10,000            10,450
Republic of Turkey:
11.75%, 6/15/2010                                                             20,000            24,125
11.875%, 1/15/2030                                                            70,000            92,925
Republic of Venezuela:
9.25%, 9/15/2027                                                              80,000            79,440
10.75%, 9/19/2013                                                             65,000            72,312
Russian Federation:
Step-up Coupon, 5.0%, 3/31/2030, 7.5% to 3/31/2030                            60,000            61,470
11.0%, 7/24/2018                                                              90,000           124,389
Russian Ministry of Finance, Series VII, 3.0%, 5/14/2011                      10,000             8,369
United Mexican States:
Series A, 6.75%, 9/27/2034                                                   170,000           165,920
8.3%, 8/15/2031                                                               10,000            11,450
11.375%, 9/15/2016                                                            50,000            71,375
                                                                                           -----------
                                                                                             1,351,925

Telecommunication Services 0.8%
Alestra SA de RL de CV, 8.0%, 6/30/2010                                       10,000             8,675
America Movil SA de CV, 5.75%, 1/15/2015                                     195,000           188,478
Axtel SA:
11.0%, 12/15/2013                                                             15,000            15,863
144A, 11.0%, 12/15/2013                                                       10,000            10,575
British Telecommunications PLC, 8.875%, 12/15/2030                           150,000           199,873
Embratel, Series B, 11.0%, 12/15/2008                                         20,000            22,100
Global Crossing UK Finance, 144A, 10.75%, 12/15/2014                          35,000            32,287
INTELSAT, 6.5%, 11/1/2013                                                     10,000             8,025
Intelsat Bermuda Ltd., 144A, 7.805%**, 1/15/2012                              15,000            15,225
Millicom International Cellular SA, 144A, 10.0%, 12/1/2013                    55,000            56,100
Mobifon Holdings BV, 12.5%, 7/31/2010                                         25,000            30,531
Mobile Telesystems Financial, 144A, 8.375%, 10/14/2010                        20,000            20,450
Nortel Networks Corp., 6.875%, 9/1/2023                                       25,000            23,125
Nortel Networks Ltd., 6.125%, 2/15/2006                                       90,000            90,225
Telecom Italia Capital, 144A, 4.95%, 9/30/2014                               120,000           114,949
Telefonos de Mexico SA de CV, Series L, 144A, 4.75%,
1/27/2010                                                                    130,000           126,345
                                                                                           -----------
                                                                                               962,826

Utilities 0.2%
Calpine Canada Energy Finance, 8.5%, 5/1/2008                                 40,000            28,400
Scottish Power PLC, 5.81%, 3/15/2025                                         170,000           168,488
                                                                                           -----------
                                                                                               196,888


Total Foreign Bonds - US$ Denominated (Cost $6,454,805)                                      6,422,652
                                                                                           -----------
Foreign Bonds - Non US$ Denominated 1.1%
Industrials 0.0%
Grohe Holdings GmbH, 144A, 8.625%, 10/1/2014                      EUR         50,000            66,435
                                                                                           -----------
Sovereign Bonds 1.1%
Mexican Bonds:
Series M-20, 8.0%, 12/7/2023                                      MXN        540,000            37,472
Series MI-10, 8.0%, 12/19/2013                                    MXN      6,441,500           498,829
Republic of Argentina:
Step-up Coupon 8.25% to 7/6/2006, 9.0% to 7/6/2010*               EUR         50,000            19,120
7.82%, 12/31/2033*                                                EUR         10,411            10,662
Series FEB, 8.0%, 2/26/2008*                                      EUR         20,000             7,648
8.125%, 10/4/2049*                                                EUR         30,000             7,778
Republic of Colombia, 12.0%, 10/22/2015                           COP     16,000,000             6,428
Republic of Romania, 5.75%, 7/2/2010                              EUR         20,000            28,329
United Kingdom Treasury Bonds, 5.0%, 9/7/2014                     GBP        360,000           696,297
                                                                                           -----------
                                                                                             1,312,563


Total Foreign Bonds - Non US$ Denominated (Cost $1,385,770)                                  1,378,998
                                                                                           -----------
Asset Backed 2.2%
Automobile Receivables 0.9%
MMCA Automobile Trust:
"A4", Series 2002-3, 3.57%, 8/17/2009                                        607,520           606,984
"A4", Series 2002-2, 4.3%, 3/15/2010                                         421,576           421,246
"B", Series 2002-2, 4.67%, 3/15/2010                                          75,452            74,271
                                                                                           -----------
                                                                                             1,102,501

Credit Card Receivables 0.2%
Capital One Multi-Asset Execution Trust, "B1",
Series 2005-B1, 4.9%, 12/15/2017                                             170,000           168,725
                                                                                           -----------

Home Equity Loans 0.8%
Advanta Mortgage Loan Trust, "A6", Series 2000-2, 7.72%,
3/25/2015                                                                    299,407           311,376
Argent NIM Trust, "A", Series 2004-WN10, 144A, 4.212%,
11/25/2034                                                                   170,936           170,714
Centex Home Equity, "A6", Series 2000-B, 7.97%, 7/25/2031                    374,856           380,506
Countrywide Home Loan, "A16", Series 2002-36, 5.25%,
1/25/2033                                                                      9,237             9,218
Merrill Lynch Mortgage Investors, Inc., "N1",
Series 2005-NC1N, 144A, 5.0%, 10/25/2035                                      84,000            84,026
                                                                                           -----------
                                                                                               955,840

Manufactured Housing Receivables 0.3%
Vanderbilt Acquisition Loan Trust, "A2", Series 2002-1,
4.77%, 10/7/2018                                                             446,113           448,233
                                                                                           -----------

Total Asset Backed (Cost $2,718,380)                                                         2,675,299
                                                                                           -----------

US Government Agency Sponsored Pass-Throughs 2.5%
Federal National Mortgage Association:
4.5% with various maturities from 11/1/2028 until 7/1/2033 (g)               347,819           329,778
5.0%, 3/1/2034                                                               508,635           498,717
5.5% with various maturities from 1/1/2025 until 5/1/2033 (g)              1,405,874         1,409,849
6.0%, 1/1/2024                                                               246,755           253,821
6.5%, 9/1/2034                                                               260,634           270,598
7.13%, 1/1/2012                                                              195,077           202,503
8.0%, 9/1/2015                                                                61,888            65,467
                                                                                           -----------
Total US Government Agency Sponsored Pass-Throughs (Cost $3,058,481)                         3,030,733


Commercial and Non-Agency Mortgage-Backed Securities 1.9%
Banc America Commercial Mortgage Incorporated, "A3",
Series 2005-1, 4.877%, 11/10/2042                                            245,000           246,232
Citigroup Mortgage Loan Trust, Inc., "1CB2",
Series 2004-NCM2, 6.75%, 8/25/2034                                           321,515           333,673
Countrywide Alternative Loan Trust, "1A1", Series 2004-J1,
6.0%, 2/25/2034                                                              101,661           103,056
Countrywide Home Loans, "A5", Series 2002-27, 5.5%,
12/25/2032                                                                    71,751            71,653
DLJ Mortgage Acceptance Corp., "A1B", Series 1997-CF2,
144A, 6.82%, 10/15/2030                                                      174,040           182,036
GMAC Commercial Mortgage Securities, Inc., "A3",
Series 1997-C1, 6.869%, 7/15/2029                                             95,485            99,926
GS Mortgage Securities Corp. II, "C", Series 1998-C1,
6.91%, 10/18/2030                                                            205,000           219,173
Master Alternative Loan Trust:
"5A1", Series 2005-1, 5.5%, 1/25/2020                                         29,138            29,580
"3A1", Series 2004-5, 6.5%, 6/25/2034                                         59,074            60,847
"5A1", Series 2005-2, 6.5%, 12/25/2034                                       139,888           144,033
Master Asset Securitization Trust, "8A1", Series 2003-6,
5.5%, 7/25/2033                                                              209,467           208,355
Structured Asset Securities Corp., "2A1", Series 2003-1,
6.0%, 2/25/2018                                                               88,856            90,606
TIAA Real Estate CDO Ltd., "A2", Series 2001-C1A, 144A,
6.3%, 6/19/2021                                                                2,449             2,556
Washington Mutual:
"A6", Series 2004-AR4, 3.807%, 6/25/2034                                     190,000           183,726
"A6", Series 2003-AR10, 4.076%, 10/25/2033                                   270,000           265,609
"A7", Series 2004-AR9, 4.225%, 8/25/2034                                     227,000           222,921

Total Commercial and Non-Agency Mortgage-Backed                                            -----------
Securities (Cost $2,505,821)                                                                 2,463,982

Collateralized Mortgage Obligations 6.9%
Fannie Mae Grantor Trust:
"1A3", Series 2004-T2, 7.0%, 11/25/2043
"A2", Series 2002-T16, 7.0%, 7/25/2042                                       120,122           125,520
Fannie Mae Whole Loan:
"3A2B", Series 2003-W10, 3.056%, 7/25/2037                                   222,483           220,801
"1A1", Series 2004-W15, 6.0%, 8/25/2044                                      234,162           240,767
"2A", Series 2003-W8, 7.0%, 10/25/2042                                       155,472           162,549
"2A", Series 2002-W1, 7.5%, 2/25/2042                                        160,144           168,429
"5A", Series 2004-W2, 7.5%, 3/25/2044                                        336,441           355,971
Federal Home Loan Mortgage Corp.:
"YN", Series 2852, 3.75%, 6/15/2024                                          410,000           399,208
"ME", Series 2691, 4.5%, 4/15/2032                                           285,000           271,838
"PE", Series 2727, 4.5%, 7/15/2032                                           470,000           447,652
"QH", Series 2694, 4.5%, 3/15/2032                                           595,000           567,493
"BG", Series 2640, 5.0%, 2/15/2032                                           510,000           499,625
"EG", Series 2836, 5.0%, 12/15/2032                                          455,000           443,907
"JD", Series 2778, 5.0%, 12/15/2032                                          290,000           283,409
"ND", Series 2938, 5.0%, 10/15/2033                                          170,000           165,899
"NE", Series 2802, 5.0%, 2/15/2033                                           460,000           448,287
"H", Series 2278, 6.5%, 1/15/2031                                             75,562            76,937
"Z", Series 2173, 6.5%, 7/15/2029                                             79,414            82,807
"C", Series 1997-M5, 6.74%, 8/25/2007                                        390,000           408,251
Federal National Mortgage Association:
"TU", Series 2003-122, 4.0%, 5/25/2016                                       350,000           348,758
"A2", Series 2002-W10, 4.7%, 8/25/2042                                         4,212             4,204
"1A3", Series 2003-W18, 4.732%, 8/25/2043                                    259,781           260,133
"EG", Series 2005-22, 5.0%, 11/25/2033                                       170,000           165,405
"KH", Series 2003-92, 5.0%, 3/25/2032                                        260,000           254,346
"ME", Series 2005-14, 5.0%, 10/25/2033                                       340,000           330,965
"PD", Series 2002-31, 6.0%, 11/25/2021                                     1,300,000         1,334,562
"PM", Series 2001-60, 6.0%, 3/25/2030                                         95,722            97,020
FHLMC Structured Pass-Through Securities, "3A",
Series T-58, 7.0%, 9/25/2043                                                 168,634           176,083
                                                                                           -----------
Total Collateralized Mortgage Obligations (Cost $8,451,694)                                  8,454,759


Government National Mortgage Association 0.7%
Government National Mortgage Association:
6.0% with various maturities from 7/20/2034 until 8/20/2034                  801,290           822,566
(Cost $826,998)                                                                            -----------


Municipal Investments 1.9%
Brockton, MA, Core City General Obligation, Economic
Development, Series A, 6.45%, 5/1/2017 (e)                                   560,000           611,766
Charlotte-Mecklenberg, NC, 144A, Hospital Authority,
Health Care System Revenue, ETM, 5.0%, 8/1/2015                              510,000           508,623
Hoboken, NJ, Core City General Obligation, Series B,
3.8%, 1/1/2008 (e)                                                           270,000           267,473
Jersey City, NJ, Water & Sewer Revenue, Municipal Utilities
Authority, Water Revenue, Series B, 4.91%, 5/15/2015 (e)                     385,000           378,205
Jicarilla, NM, Sales & Special Tax Revenue, Apache Nation
Revenue, 144A, 5.2%, 12/1/2013                                               215,000           216,445
Yazoo County, MS, Sales & Special Tax Revenue, Series B,
4.3%, 9/1/2010 (e)                                                           355,000           349,682
                                                                                           -----------
Total Municipal Investments (Cost $2,285,729)                                                2,332,194


US Government Backed 2.4%
US Treasury Bill, 2.356%***, 4/21/2005                                        25,000            24,964
US Treasury Bond:
6.0%, 2/15/2026                                                              536,000           613,155
7.5%, 11/15/2016                                                              55,000            68,956
US Treasury Note:
2.75%, 6/30/2006                                                             313,000           309,845
3.0%, 2/15/2009                                                            1,253,000         1,204,985
3.625%, 7/15/2009                                                            631,000           618,799
3.875%, 2/15/2013                                                             66,000            63,708
                                                                                           -----------
Total US Government Backed (Cost $2,854,429)                                                 2,904,412


Convertible Bond 0.0%
HIH Capital Ltd., 144A, Series DOM, 7.5%, 9/25/2006
(Cost $9,939)                                                                 10,000             9,950
                                                                                           -----------

                                                                              Shares          Value ($)
                                                                              ------          ---------

Warrants 0.0%
TravelCenters of America, Inc.*
(Cost $50)                                                                        10                 1
                                                                                           -----------

Loan Participation 0.0%
Citigroup Global (Severstal), 8.625%, 2/24/2009
(Cost $16,270)                                                                16,000            16,315
                                                                                           -----------

Other Investments 0.0%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029
(Cost $40,813)                                                                50,000            40,000
                                                                                           -----------

                                                                              Shares          Value ($)

Securities Lending Collateral 0.0%
Daily Assets Fund Institutional, 2.83% (b)(d)
(Cost $24,900)                                                                24,900            24,900
                                                                                           -----------
Cash Equivalents 4.9%
Scudder Cash Management QP Trust, 2.69% (a)
(Cost $6,063,965)                                                          6,063,965         6,063,965
                                                                                           -----------

                                                                                % of
                                                                              Net Assets      Value ($)

Total Investment Portfolio  (Cost $113,299,098)                                100.7       123,654,157
Other Assets and Liabilities, Net                                               -0.7          -820,479
                                                                                           -----------
Net Assets                                                                     100.0       122,833,678
                                                                                           ===========
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest. The following table represents bonds that are in default.

                                                Maturity       Principal            Acquisition
Security                        Coupon            Date         Amount(f)               Cost($)           Value($)
-------------------------------------------------------------------------------------------------------------------------
Congoleum Corp.                         8.625     8/1/2008            15,000 USD            15,263                15,225
Intermet Corp.                           9.75    6/15/2009            10,000 USD             4,100                 5,600
Oxford Automotive, Inc.                  12.0   10/15/2010            47,014 USD            27,433                27,268
Republic of Argentina:                   3.01     8/3/2012            30,000 USD            25,020                25,230
                                         7.82   12/31/2033            10,411 EUR            12,586                10,662
                                          8.0    2/26/2008            20,000 EUR             7,854                 7,648
                                        8.125    10/4/2049            30,000 EUR            12,115                 7,778
                                        8.375   12/20/2049           110,000 USD            35,035                31,900
                                          9.0     7/6/2010            50,000 EUR            19,473                19,120
                                       11.375    1/30/2017            15,000 USD             5,008                 3,900
                                        11.75     4/7/2009           120,000 USD            39,700                36,000
                                        11.75   12/31/2049           105,000 USD            34,943                31,500
                                         15.5   12/19/2049            30,000 USD             9,615                 7,500
Trump Holdings & Funding               12.625    3/15/2010            25,000 USD            27,188                27,188
-------------------------------------------------------------------------------------------------------------------------
                                                                                          $275,333             $ 256,519
-------------------------------------------------------------------------------------------------------------------------

** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of March 31, 2005.

*** Annualized yield at time of purchase; not a coupon rate.


(a) Scudder Cash Management QP Trust is managed by Deutsche Investment
Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche
Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c) All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2005 amounted to $24,253, which is 0.0% of total net assets.

(d) Represents collateral held in connection with securities lending.

(e)  Bond is insured by one of these companies:

                                                                                 As a % of Total
Insurance Coverage                                                             Investment Portfolio
---------------------------------------------------------------------------------------------------
AMBAC                           AMBAC Assurance Corp.                                    0.3
---------------------------------------------------------------------------------------------------
FGIC                            Financial Guaranty Insurance Company                     0.7
---------------------------------------------------------------------------------------------------
MBIA                            Municipal Bond Investors Assurance                       0.3
---------------------------------------------------------------------------------------------------

(f) Principal amount stated in US dollars unless otherwise noted.

(g) Mortgage dollar rolls included.

At March 31, 2005, open futures contracts purchased were as follows:

                                  Expiration                     Aggregate                                Unrealized
Futures                             Date       Contracts       Face Value ($)         Value ($)      (Depreciation)($)
-------------------------------------------------------------------------------------------------------------------------
Russell 2000 Index                6/17/2005        6               377,015               370,740                  (6,275)
-------------------------------------------------------------------------------------------------------------------------

ADR: American Depositary Receipt

PIK: Denotes that all or a portion on the income is paid in kind.

REIT: Real Estate Investment Trust

ETM: Bonds bearing the description ETM(escrowed to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Included in the portfolio are investments in mortgage and asset-backed securities which are interests in separate pools of mortgages or assets.
Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage
Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

As of March 31, 2005, the Fund had the following open forward foreign currency exchange contracts:
                                                                                                            Unrealized
                                                                                                           Appreciation
              Contracts to Deliver                 In Exchange For                   Date                     (US $)
----------------------------------------------------------------------------------------------------------------------------
USD                         12,993 MXN                          147,000            4/28/2005                             93
----------------------------------------------------------------------------------------------------------------------------
KRW                    120,000,000 USD                          118,285            4/28/2005                            165
----------------------------------------------------------------------------------------------------------------------------
EUR                         17,800 USD                           23,410            5/27/2005                            304
----------------------------------------------------------------------------------------------------------------------------
EUR                         75,000 USD                           97,628            4/28/2005                            349
----------------------------------------------------------------------------------------------------------------------------
EUR                          9,670 USD                           13,038            9/9/2005                             440
----------------------------------------------------------------------------------------------------------------------------
GBP                         65,521 NOK                          783,000            4/28/2005                            556
----------------------------------------------------------------------------------------------------------------------------
NZD                        170,000 JPY                       12,752,108            4/28/2005                            651
----------------------------------------------------------------------------------------------------------------------------
NZD                        163,012 AUD                          151,000            4/28/2005                            803
----------------------------------------------------------------------------------------------------------------------------
EUR                         91,000 JPY                       12,547,626            4/28/2005                          1,265
----------------------------------------------------------------------------------------------------------------------------
EUR                         56,952 USD                           75,530            5/27/2005                          1,598
----------------------------------------------------------------------------------------------------------------------------
RUB                      3,310,000 USD                          120,451            4/28/2005                          1,758
----------------------------------------------------------------------------------------------------------------------------
USD                        240,663 AUD                          315,000            4/28/2005                          2,081
----------------------------------------------------------------------------------------------------------------------------
JPY                     12,000,000 USD                          114,368            4/28/2005                          2,196
----------------------------------------------------------------------------------------------------------------------------
MXN                      5,396,000 USD                          483,716            4/28/2005                          3,350
----------------------------------------------------------------------------------------------------------------------------
EUR                        370,000 USD                          483,612            4/28/2005                          3,703
----------------------------------------------------------------------------------------------------------------------------
GBP                         67,743 NOK                          819,000            4/28/2005                          4,659
----------------------------------------------------------------------------------------------------------------------------
CHF                        290,000 EUR                          187,233            4/28/2005                          5,054
----------------------------------------------------------------------------------------------------------------------------
NOK                      1,600,000 GBP                          137,210            4/28/2005                         11,307
----------------------------------------------------------------------------------------------------------------------------
Total unrealized appreciation                                                                                        40,332
----------------------------------------------------------------------------------------------------------------------------

                                                                                                            Unrealized
                                                                                                           Depreciation
              Contracts to Deliver                 In Exchange For                   Date                     (US $)
----------------------------------------------------------------------------------------------------------------------------
USD                        119,383 INR                        5,220,000            4/28/2005                            (42)
----------------------------------------------------------------------------------------------------------------------------
NZD                        163,012 AUD                          151,000            4/28/2005                            (73)
----------------------------------------------------------------------------------------------------------------------------
EUR                        188,130 CHF                          290,000            4/28/2005                           (123)
----------------------------------------------------------------------------------------------------------------------------
USD                        118,622 MXN                        1,330,000            4/28/2005                           (222)
----------------------------------------------------------------------------------------------------------------------------
GBP                         62,000 USD                          116,665            4/28/2005                           (324)
----------------------------------------------------------------------------------------------------------------------------
INR                      5,220,000 USD                          118,988            4/28/2005                           (353)
----------------------------------------------------------------------------------------------------------------------------
MXN                      1,330,000 USD                          117,986            4/28/2005                           (414)
----------------------------------------------------------------------------------------------------------------------------
USD                        119,452 CLP                       69,700,000            4/28/2005                           (530)
----------------------------------------------------------------------------------------------------------------------------
GBP                         65,521 NOK                          783,000            4/28/2005                           (535)
----------------------------------------------------------------------------------------------------------------------------
MXN                        405,589 USD                           35,342            5/27/2005                           (555)
----------------------------------------------------------------------------------------------------------------------------
USD                        121,920 SEK                        3,620,000            4/28/2005                           (785)
----------------------------------------------------------------------------------------------------------------------------
MXN                        597,000 USD                           52,350            4/28/2005                           (797)
----------------------------------------------------------------------------------------------------------------------------
EUR                        188,130 CHF                          290,000            4/28/2005                         (1,030)
----------------------------------------------------------------------------------------------------------------------------
CLP                     69,700,000 USD                          117,866            4/28/2005                         (1,056)
----------------------------------------------------------------------------------------------------------------------------
USD                        119,797 RUB                        3,310,000            4/28/2005                         (1,105)
----------------------------------------------------------------------------------------------------------------------------
NZD                        348,000 USD                          245,272            4/28/2005                         (1,582)
----------------------------------------------------------------------------------------------------------------------------
EUR                         91,000 JPY                       12,547,626            4/28/2005                         (2,005)
----------------------------------------------------------------------------------------------------------------------------
NZD                        170,000 JPY                       12,752,108            4/28/2005                         (2,038)
----------------------------------------------------------------------------------------------------------------------------
GBP                         67,743 NOK                          819,000            4/28/2005                         (3,146)
----------------------------------------------------------------------------------------------------------------------------
USD                        120,470 TWD                        3,690,000            4/28/2005                         (3,171)
----------------------------------------------------------------------------------------------------------------------------
USD                        120,470 TWD                        3,690,000            4/28/2005                         (3,171)
----------------------------------------------------------------------------------------------------------------------------
USD                        120,000 JPY                       12,445,440            4/28/2005                         (3,664)
----------------------------------------------------------------------------------------------------------------------------
USD                        130,476 EUR                           97,200            4/28/2005                         (4,403)
----------------------------------------------------------------------------------------------------------------------------
CHF                        290,000 EUR                          187,233            4/28/2005                         (5,064)
----------------------------------------------------------------------------------------------------------------------------
NOK                      1,600,000 GBP                          137,210            4/28/2005                         (5,080)
----------------------------------------------------------------------------------------------------------------------------
USD                        366,094 SEK                        2,546,000            4/28/2005                         (5,801)
----------------------------------------------------------------------------------------------------------------------------
GBP                        365,000 USD                          682,331            4/28/2005                         (6,397)
----------------------------------------------------------------------------------------------------------------------------
Total unrealized depreciation                                                                                       (53,466)
----------------------------------------------------------------------------------------------------------------------------


Currency Abbreviations
----------------------------------------------------------------------------------------------------------------------------
AUD           Australian Dollar                KRW                      Korean Won
----------------------------------------------------------------------------------------------------------------------------
CHF           Swiss Franc                      MXN                      Mexican Peso
----------------------------------------------------------------------------------------------------------------------------
CLP           Chilean Peso                     NOK                      Norwegian Krone
----------------------------------------------------------------------------------------------------------------------------
COP           Colombian Peso                   NZD                      New Zealand Dollar
----------------------------------------------------------------------------------------------------------------------------
EUR           Euro                             RUB                      Russian Ruble
----------------------------------------------------------------------------------------------------------------------------
GBP           British Pound                    SEK                      Swedish Krona
----------------------------------------------------------------------------------------------------------------------------
INR           Indian Rupee                     SKK                      Slovakian Koruna
----------------------------------------------------------------------------------------------------------------------------
JPY           Japanese Yen                     USD                      United States Dollar
----------------------------------------------------------------------------------------------------------------------------
EUR           Euro                             TWD                      Taiwan Dollar
----------------------------------------------------------------------------------------------------------------------------


Scudder Variable Series I Bond Portfolio
Investment Portfolio as of March 31, 2005 (Unaudited)
---------------------------------------------------------------------------------------------------------------

                                                                                    Principal
                                                                                    Amount ($)(f)     Value ($)
                                                                               --------------------------------

Corporate Bonds 21.6%
Consumer Discretionary 2.2%
155 East Tropicana LLC/Finance, 144A, 8.75%, 4/1/2012                                  15,000           14,813
Adesa, Inc., 7.625%, 6/15/2012                                                         25,000           25,000
Ames True Temper, Inc., 144A, 6.64%*, 1/15/2012                                        20,000           18,800
Auburn Hills Trust, 12.375%, 5/1/2020                                                  70,000          104,832
AutoNation, Inc., 9.0%, 8/1/2008                                                       25,000           27,500
Aztar Corp., 7.875%, 6/15/2014 (e)                                                     25,000           26,562
Cablevision Systems New York Group, 144A, 6.669%*, 4/1/2009                            45,000           47,700
Caesars Entertainment, Inc.:
8.875%, 9/15/2008                                                                      25,000           27,406
9.375%, 2/15/2007                                                                      25,000           26,594
Comcast Cable Communications Holdings, Inc., 8.375%, 3/15/2013                        618,000          734,328
Comcast MO of Delaware, Inc., 9.0%, 9/1/2008                                          400,000          450,489
Cooper-Standard Automotive, Inc., 144A, 8.375%, 12/15/2014 (e)                         40,000           32,500
CSC Holdings, Inc., 7.875%, 12/15/2007                                                 55,000           57,200
DaimlerChrysler NA Holdings Corp., 4.75%, 1/15/2008                                   481,000          478,722
Dex Media East LLC/Financial, 12.125%, 11/15/2012                                     129,000          152,865
DIMON, Inc.:
7.75%, 6/1/2013                                                                        15,000           16,800
Series B, 9.625%, 10/15/2011                                                           90,000          101,587
Dura Operating Corp., Series B, 8.625%, 4/15/2012 (e)                                  25,000           23,063
EchoStar DBS Corp., 144A, 6.625%, 10/1/2014                                            35,000           33,819
Friendly Ice Cream Corp., 8.375%, 6/15/2012 (e)                                        30,000           28,500
General Motors Corp., 8.25%, 7/15/2023                                                 20,000           17,277
ITT Corp., 7.375%, 11/15/2015                                                          40,000           43,000
Jacobs Entertainment, Inc.:
11.875%, 2/1/2009                                                                      70,000           76,300
144A, 11.875%, 2/1/2009                                                                10,000           10,900
Mediacom LLC, 9.5%, 1/15/2013 (e)                                                      45,000           44,887
MGM MIRAGE:
8.375%, 2/1/2011 (e)                                                                   65,000           70,200
9.75%, 6/1/2007                                                                        30,000           32,250
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010                                      20,000           21,800
NCL Corp., 144A, 10.625%, 7/15/2014                                                    30,000           31,012
Petro Stopping Centers, 9.0%, 2/15/2012                                                60,000           61,800
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012                             30,000           30,600
PRIMEDIA, Inc.:
8.164%*, 5/15/2010                                                                     55,000           58,300
8.875%, 5/15/2011                                                                      60,000           62,550
Resorts International Hotel & Casino, Inc., 11.5%, 3/15/2009                           15,000           17,081
Restaurant Co., 11.25%, 5/15/2008                                                      37,640           36,887
Schuler Homes, Inc., 10.5%, 7/15/2011                                                  50,000           55,299
Sinclair Broadcast Group, Inc.:
8.0%, 3/15/2012                                                                        85,000           86,700
8.75%, 12/15/2011                                                                      35,000           36,750
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013                                    30,000           29,850
Tele-Communications, Inc., 10.125%, 4/15/2022                                         168,000          239,454
Toys "R" Us, Inc., 7.375%, 10/15/2018                                                  55,000           45,925
TRW Automotive, Inc., 11.0%, 2/15/2013 (e)                                             60,000           67,200
United Auto Group, Inc., 9.625%, 3/15/2012                                             50,000           52,750
Visteon Corp.:
7.0%, 3/10/2014 (e)                                                                    70,000           59,500
8.25%, 8/1/2010 (e)                                                                    10,000            9,500
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009                                      35,000           37,625
Williams Scotsman, Inc., 9.875%, 6/1/2007                                              65,000           64,675
Wynn Las Vegas LLC, 144A, 6.625%, 12/1/2014                                            75,000           71,250
                                                                                                   -----------
                                                                                                     3,900,402

Consumer Staples 0.1%
Agrilink Foods, Inc., 11.875%, 11/1/2008                                               12,000           12,450
Duane Reade, Inc., 144A, 7.51%*, 12/15/2010                                            10,000           10,100
Pinnacle Foods Holding Corp., 8.25%, 12/1/2013 (e)                                     30,000           25,650
Standard Commercial Corp., 8.0%, 4/15/2012                                             20,000           23,000
Swift & Co., 12.5%, 1/1/2010 (e)                                                       35,000           39,463
Wornick Co., 10.875%, 7/15/2011                                                        20,000           20,900
                                                                                                   -----------
                                                                                                       131,563

Energy 1.9%
CenterPoint Energy Resources Corp.,
Series B, 7.875%, 4/1/2013                                                            265,000          307,178
Chesapeake Energy Corp.:
6.875%, 1/15/2016                                                                      25,000           25,250
9.0%, 8/15/2012                                                                        25,000           27,594
CITGO Petroleum Corp., 6.0%, 10/15/2011                                                50,000           49,375
Dynegy Holdings, Inc., 144A, 9.875%, 7/15/2010                                         50,000           53,563
Edison Mission Energy, 7.73%, 6/15/2009                                               100,000          104,250
El Paso Production Holding Corp., 7.75%, 6/1/2013                                      35,000           35,438
Enterprise Products Operating LP:
144A, 5.0%, 3/1/2015                                                                  355,000          332,791
7.5%, 2/1/2011                                                                        347,000          383,339
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007                                  50,000           49,500
Sempra Energy, 4.621%, 5/17/2007                                                      760,000          763,013
Southern Natural Gas, 8.875%, 3/15/2010                                                30,000           32,529
Stone Energy Corp.:
6.75%, 12/15/2014                                                                      15,000           14,550
8.25%, 12/15/2011                                                                      55,000           57,337
Tri-State Generation & Transmission Association,
144A, 6.04%, 1/31/2018                                                                880,000          921,474
Williams Companies, Inc.:
8.125%, 3/15/2012                                                                      55,000           60,225
8.75%, 3/15/2032                                                                       35,000           41,562
                                                                                                   -----------
                                                                                                     3,258,968

Financials 9.2%
American General Finance Corp., 2.75%, 6/15/2008                                    1,145,000        1,083,690
AmeriCredit Corp., 9.25%, 5/1/2009                                                     80,000           85,700
Berkshire Hathaway Finance Corp., 144A, 2.66%*, 1/11/2008 (e)                       1,416,000        1,416,504
BF Saul Real Estate Investment Trust, 7.5%, 3/1/2014                                   40,000           41,500
Downey Financial Corp., 6.5%, 7/1/2014                                                745,000          765,979
Duke Capital LLC:
4.302%, 5/18/2006                                                                     817,000          818,226
6.25%, 2/15/2013                                                                      235,000          247,982
E*TRADE Financial Corp., 8.0%, 6/15/2011                                               50,000           51,500
Ford Motor Credit Co.:
5.8%, 1/12/2009                                                                       399,000          381,075
6.875%, 2/1/2006                                                                    2,789,000        2,826,925
General Electric Capital Corp.:
2.8%, 1/15/2007 (e)                                                                 1,150,000        1,124,190
Series A, 4.875%, 3/4/2015                                                            177,000          173,012
General Motors Acceptance Corp.:
5.625%, 5/15/2009                                                                      20,000           18,246
6.75%, 1/15/2006                                                                      772,000          777,375
6.75%, 12/1/2014 (e)                                                                   30,000           25,914
6.875%, 9/15/2011                                                                     460,000          416,227
H&E Equipment/Finance, 11.125%, 6/15/2012                                              35,000           39,375
HSBC Bank USA, 5.875%, 11/1/2034                                                      250,000          251,646
Merrill Lynch & Co., Inc., Series C, 5.0%, 1/15/2015                                  650,000          629,915
Morgan Stanley, 4.0%, 1/15/2010                                                       509,000          490,013
NLV Financial Corp., 144A, 6.5%, 3/15/2035                                            734,000          722,507
North Front Pass-Through Trust, 144A, 5.81%*, 12/15/2024                              250,000          247,490
OMX Timber Finance Investment LLC, 144A, 5.42%, 1/29/2020                             490,000          480,567
Pennsylvania Mutual Life Insurance Co., 144A, 6.65%, 6/15/2034                        505,000          544,838
Poster Financial Group, Inc., 8.75%, 12/1/2011                                         45,000           46,800
PXRE Capital Trust I, 8.85%, 2/1/2027                                                  40,000           41,600
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012                                       30,000           34,575
RAM Holdings Ltd., 144A, 6.875%, 4/1/2024                                             329,000          356,044
RC Royalty Subordinated LLC, 7.0%, 1/1/2018                                            25,000           22,750
The Goldman Sachs Group, Inc.:
4.75%, 7/15/2013                                                                      515,000          495,360
5.125%, 1/15/2015                                                                     260,000          253,842
TIG Capital Holdings Trust, 144A, 8.597%, 1/15/2027                                    40,000           34,400
UGS Corp., 144A, 10.0%, 6/1/2012                                                       35,000           38,675
Universal City Development, 11.75%, 4/1/2010                                           50,000           57,000
Wells Fargo & Co., 4.2%, 1/15/2010                                                    937,000          916,173
                                                                                                   -----------
                                                                                                    15,957,615

Health Care 0.2%
Cinacalcet Royalty Subordinated LLC, 144A, 8.0%, 3/30/2017                             35,000           35,875
Curative Health Services, Inc., 10.75%, 5/1/2011 (e)                                   10,000            8,225
Hanger Orthopedic Group, Inc., 10.375%, 2/15/2009 (e)                                  30,000           29,775
HEALTHSOUTH Corp., 10.75%, 10/1/2008                                                   40,000           41,000
InSight Health Services Corp., Series B, 9.875%, 11/1/2011 (e)                         20,000           19,600
Interactive Health LLC, 144A, 7.25%, 4/1/2011                                          30,000           27,300
Tenet Healthcare Corp.:
6.375%, 12/1/2011                                                                      65,000           59,963
144A, 9.25%, 2/1/2015                                                                  65,000           64,837
                                                                                                   -----------
                                                                                                       286,575

Industrials 2.7%
Allied Waste North America, Inc.:
Series B, 5.75%, 2/15/2011                                                             55,000           50,050
Series B, 9.25%, 9/1/2012                                                              30,000           32,100
America West Airlines, Inc., Series 99-1, 7.93%, 1/2/2019                             479,633          519,726
AMI Semiconductor, Inc., 10.75%, 2/1/2013                                              25,000           29,938
BAE System 2001 Asset Trust, "B", Series 2001,
144A, 7.156%, 12/15/2011                                                              717,674          767,228
Bear Creek Corp., 144A, 7.873%*, 3/1/2012                                              25,000           25,125
Browning-Ferris Industries:
7.4%, 9/15/2035                                                                        60,000           49,200
9.25%, 5/1/2021                                                                        10,000           10,150
Cenveo Corp., 7.875%, 12/1/2013 (e)                                                    35,000           31,238
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010                               65,000           69,225
Columbus McKinnon Corp., 10.0%, 8/1/2010                                               35,000           38,063
Cornell Companies, Inc., 10.75%, 7/1/2012                                              35,000           36,225
D.R. Horton, Inc., 5.25%, 2/15/2015                                                   730,000          666,948
Dana Corp., 7.0%, 3/1/2029                                                             45,000           39,518
Erico International Corp., 8.875%, 3/1/2012                                            35,000           36,787
ISP Chemco, Inc., Series B, 10.25%, 7/1/2011                                           60,000           64,950
Joy Global, Inc., Series B, 8.75%, 3/15/2012                                           25,000           27,500
K Hovnanian Enterprises, Inc., 144A, 6.25%, 1/15/2015                                 405,000          387,612
Kansas City Southern:
7.5%, 6/15/2009                                                                        35,000           35,700
9.5%, 10/1/2008                                                                        80,000           87,200
Laidlaw International, Inc., 10.75%, 6/15/2011                                         45,000           50,962
Millennium America, Inc.:
7.625%, 11/15/2026 (e)                                                                 25,000           24,250
9.25%, 6/15/2008                                                                       55,000           58,987
Northwest Airlines Corp., Series 02-1, 6.264%, 11/20/2021                           1,225,677        1,266,798
Securus Technologies, Inc., 144A, 11.0%, 9/1/2011                                      25,000           25,125
Ship Finance International Ltd., 8.5%, 12/15/2013                                      50,000           49,500
Technical Olympic USA, Inc.:
7.5%, 3/15/2011                                                                        20,000           19,200
10.375%, 7/1/2012                                                                      50,000           54,750
The Brickman Group Ltd., Series B, 11.75%, 12/15/2009                                  30,000           33,900
United Rentals North America, Inc., 7.0%, 2/15/2014 (e)                                80,000           73,200
Westlake Chemical Corp., 8.75%, 7/15/2011                                              29,000           31,719
                                                                                                   -----------
                                                                                                     4,692,874

Information Technology 0.1%
Activant Solutions, Inc.:
144A, 9.09%*, 4/1/2010                                                                 20,000           20,400
10.5%, 6/15/2011                                                                       35,000           37,275
Lucent Technologies, Inc.:
6.45%, 3/15/2029 (e)                                                                   75,000           64,687
7.25%, 7/15/2006 (e)                                                                   25,000           25,563
Sanmina-SCI Corp., 144A, 6.75%, 3/1/2013                                               55,000           51,562
                                                                                                   -----------
                                                                                                       199,487

Materials 2.0%
ARCO Chemical Co., 9.8%, 2/1/2020                                                     130,000          146,900
Caraustar Industries, Inc., 9.875%, 4/1/2011 (e)                                       20,000           21,000
Constar International, Inc., 144A, 6.149%*, 2/15/2012                                  20,000           20,000
Dayton Superior Corp., 10.75%, 9/15/2008                                               50,000           49,000
Georgia-Pacific Corp.:
7.75%, 11/15/2029                                                                     400,000          436,000
8.0%, 1/15/2024                                                                        50,000           55,750
8.875%, 5/15/2031                                                                     200,000          241,000
9.375%, 2/1/2013                                                                       40,000           44,700
Hercules, Inc., 6.75%, 10/15/2029                                                      45,000           44,100
Huntsman Advanced Materials LLC, 144A, 11.0%, 7/15/2010                                45,000           51,637
Huntsman LLC, 11.625%, 10/15/2010                                                      56,000           65,520
IMC Global, Inc.:
7.375%, 8/1/2018                                                                       20,000           20,600
10.875%, 8/1/2013                                                                      30,000           35,850
Lubrizol Corp.:
4.625%, 10/1/2009                                                                   1,050,000        1,034,335
6.5%, 10/1/2034                                                                       516,000          538,994
Omnova Solutions, Inc., 11.25%, 6/1/2010                                               65,000           67,925
Owens-Brockway Glass Container, 8.25%, 5/15/2013                                       10,000           10,575
Pliant Corp.:
Step-up Coupon, 0% to 12/15/2006,
11.125% to 6/15/2009                                                                   15,000           13,500
11.125%, 9/1/2009                                                                      25,000           25,000
Sheffield Steel Corp., 144A, 11.375%, 8/15/2011                                        25,000           25,563
Texas Industries, Inc., 10.25%, 6/15/2011                                              30,000           33,975
TriMas Corp., 9.875%, 6/15/2012                                                        85,000           86,700
UAP Holding Corp., Step-up Coupon,
0% to 1/15/2008, 10.75% to 7/15/2012                                                   30,000           23,850
United States Steel LLC, 9.75%, 5/15/2010                                              40,000           44,300
Weyerhaeuser Co.:
7.125%, 7/15/2023                                                                     100,000          113,300
7.375%, 3/15/2032                                                                     155,000          181,211
                                                                                                   -----------
                                                                                                     3,431,285

Telecommunication Services 1.0%
AirGate PCS, Inc., 144A, 6.41%*, 10/15/2011                                            10,000           10,201
Anixter International, Inc., 5.95%, 3/1/2015                                           60,000           59,264
AT&T Corp.:
9.05%, 11/15/2011                                                                      85,000           96,581
9.75%, 11/15/2031                                                                      55,000           67,100
Bell Atlantic New Jersey, Inc., Series A, 5.875%, 1/17/2012                           695,000          720,822
Cincinnati Bell, Inc.:
7.25%, 7/15/2013 (e)                                                                   10,000            9,950
8.375%, 1/15/2014 (e)                                                                  95,000           93,575
144A, 8.375%, 1/15/2014                                                                10,000            9,850
Insight Midwest LP, 9.75%, 10/1/2009 (e)                                               25,000           26,125
LCI International, Inc., 7.25%, 6/15/2007                                              50,000           47,125
MCI, Inc., 8.735%, 5/1/2014                                                           105,000          115,500
Nextel Communications, Inc.:
5.95%, 3/15/2014                                                                       50,000           49,750
7.375%, 8/1/2015                                                                       75,000           79,219
Nextel Partners, Inc., 8.125%, 7/1/2011                                                35,000           37,187
Northern Telecom Capital, 7.875%, 6/15/2026                                            30,000           30,150
Qwest Corp., 7.25%, 9/15/2025                                                         100,000           93,500
SBC Communications, Inc., 5.625%, 6/15/2016                                           305,000          306,204
                                                                                                   -----------
                                                                                                     1,852,103

Utilities 2.2%
AES Corp., 144A, 8.75%, 5/15/2013                                                      70,000           76,300
Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/2012 (e)                            75,000           79,500
CC Funding Trust I, 6.9%, 2/16/2007                                                   758,000          791,813
CMS Energy Corp.:
7.5%, 1/15/2009                                                                        20,000           20,600
8.5%, 4/15/2011                                                                        50,000           54,000
9.875%, 10/15/2007                                                                     50,000           54,250
Consumers Energy Co., Series F, 4.0%, 5/15/2010                                       980,000          937,257
DPL, Inc., 6.875%, 9/1/2011                                                            50,000           53,123
NorthWestern Corp., 144A, 5.875%, 11/1/2014                                            30,000           29,845
NRG Energy, Inc., 144A, 8.0%, 12/15/2013                                               90,000           95,175
Progress Energy, Inc., 6.75%, 3/1/2006                                              1,400,000        1,434,805
PSE&G Energy Holdings LLC:
8.5%, 6/15/2011                                                                        50,000           53,750
10.0%, 10/1/2009                                                                       65,000           72,963
TNP Enterprises, Inc., Series B, 10.25%, 4/1/2010                                      55,000           58,025
                                                                                                   -----------
                                                                                                     3,811,406


Total Corporate Bonds (Cost $37,924,364)                                                            37,522,278
                                                                                                   -----------
Foreign Bonds - US$ Denominated 9.4%
Consumer Discretionary 0.2%
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011                                 49,000           56,350
Kabel Deutschland GmbH, 144A, 10.625%, 7/1/2014                                        55,000           60,775
Shaw Communications, Inc.:
7.25%, 4/6/2011                                                                        20,000           21,350
8.25%, 4/11/2010                                                                       65,000           71,500
Vitro Envases Norteamerica SA, 144A, 10.75%, 7/23/2011                                 25,000           25,500
Vitro SA de CV, Series A, 144A, 11.75%, 11/1/2013 (e)                                  25,000           23,750
                                                                                                   -----------
                                                                                                       259,225

Consumer Staples 0.0%
Burns Philp Capital Property Ltd., 10.75%, 2/15/2011                                   40,000           44,400
Grupo Cosan SA, 144A, 9.0%, 11/1/2009                                                  20,000           19,300
                                                                                                   -----------
                                                                                                        63,700

Energy 0.2%
OAO Gazprom, 144A, 9.625%, 3/1/2013                                                   100,000          114,250
Luscar Coal Ltd., 9.75%, 10/15/2011                                                    45,000           49,500
Petroleum Geo-Services ASA, 10.0%, 11/5/2010                                          126,001          141,436
Secunda International Ltd., 144A, 10.66%*, 9/1/2012                                    25,000           25,063
                                                                                                   -----------
                                                                                                       330,249

Financials 3.5%
Deutsche Telekom International Finance BV:
8.5%, 6/15/2010                                                                       165,000          189,763
8.75%, 6/15/2030                                                                       75,000           98,089
Eircom Funding, 8.25%, 8/15/2013                                                       40,000           43,500
Korea First Bank, 144A, 5.75%, 3/10/2013                                              267,000          275,075
Mantis Reef Ltd., 144A, 4.692%, 11/14/2008                                          1,530,000        1,512,258
Mizuho Financial Group, (Cayman), 8.375%, 12/29/2049                                1,255,000        1,355,694
SPI Electricity & Gas Australia Holdings Property Ltd.,
144A, 6.15%, 11/15/2013                                                               635,000          675,227
Westfield Capital Corp., 144A, 4.375%, 11/15/2010                                   1,945,000        1,895,436
                                                                                                   -----------
                                                                                                     6,045,042

Health Care 0.0%
Biovail Corp., 7.875%, 4/1/2010                                                        40,000           39,800
                                                                                                   -----------
Industrials 1.0%
CP Ships Ltd., 10.375%, 7/15/2012                                                      45,000           51,412
Grupo Transportacion Ferroviaria Mexicana SA de CV:
10.25%, 6/15/2007                                                                      80,000           84,800
11.75%, 6/15/2009                                                                      50,000           50,000
12.5%, 6/15/2012                                                                       45,000           51,300
LeGrand SA, 8.5%, 2/15/2025                                                            40,000           48,200
Stena AB:
7.0%, 12/1/2016                                                                        25,000           23,125
9.625%, 12/1/2012                                                                      25,000           27,688
Tyco International Group SA:
6.75%, 2/15/2011                                                                      516,000          559,128
6.875%, 1/15/2029                                                                     556,000          623,222
7.0%, 6/15/2028                                                                       194,000          220,222
                                                                                                   -----------
                                                                                                     1,739,097

Information Technology 0.0%
Flextronics International Ltd., 6.25%, 11/15/2014                                      35,000           33,250
                                                                                                   -----------
Materials 1.5%
Alrosa Finance SA, 144A, 8.875%, 11/17/2014 (e)                                        35,000           36,181
Cascades, Inc., 7.25%, 2/15/2013                                                       45,000           46,125
Celulosa Arauco y Constitucion SA, 8.625%, 8/15/2010                                  615,000          705,395
Citigroup Global (Severstal), 8.625%, 2/24/2009                                        30,000           30,591
Crown Euro Holdings SA, 10.875%, 3/1/2013                                              35,000           40,600
ISPAT Inland ULC, 9.75%, 4/1/2014                                                      49,000           57,330
Novelis, Inc., 144A, 7.25%, 2/15/2015                                                  45,000           44,100
Sociedad Concesionaria Autopista Central, 144A, 6.223%, 12/15/2026                  1,365,000        1,437,836
Tembec Industries, Inc.:
8.5%, 2/1/2011 (e)                                                                    120,000          113,700
8.625%, 6/30/2009                                                                      15,000           14,475
                                                                                                   -----------
                                                                                                     2,526,333

Sovereign Bonds 0.9%
Aries Vermogensverwaltung GmbH, Series C, 9.6%, 10/25/2014                            250,000          301,380
Federative Republic of Brazil:
8.875%, 10/14/2019                                                                     45,000           43,920
11.0%, 8/17/2040                                                                      100,000          111,300
Republic of Bulgaria, 8.25%, 1/15/2015                                                310,000          376,960
Republic of Colombia, 10.375%, 1/28/2033                                               30,000           31,800
Republic of Turkey, 7.25%, 3/15/2015 (e)                                               20,000           19,550
Republic of Venezuela, 10.75%, 9/19/2013 (e)                                           20,000           22,250
Russian Federation, Step-up Coupon,
5.0% to 3/31/2007, 7.5% to 3/31/2030                                                   10,000           10,245
United Mexican States:
Series A, 6.75%, 9/27/2034 (e)                                                        570,000          556,320
8.375%, 1/14/2011                                                                      40,000           45,520
                                                                                                   -----------
                                                                                                     1,519,245

Telecommunication Services 1.7%
America Movil SA de CV, 5.75%, 1/15/2015                                              590,000          570,266
Axtel SA:
11.0%, 12/15/2013 (e)                                                                  30,000           31,725
144A, 11.0%, 12/15/2013                                                                10,000           10,575
British Telecommunications PLC, 8.875%, 12/15/2030                                    650,000          866,118
Embratel, Series B, 11.0%, 12/15/2008                                                  30,000           33,150
Intelsat Bermuda Ltd., 144A, 7.805%*, 1/15/2012                                        10,000           10,150
Millicom International Cellular SA, 144A, 10.0%, 12/1/2013                             60,000           61,200
Mobifon Holdings BV, 12.5%, 7/31/2010                                                  60,000           73,275
Mobile Telesystems Financial, 144A, 8.375%, 10/14/2010                                 35,000           35,788
Nortel Networks Ltd., 6.125%, 2/15/2006                                               105,000          105,262
Rogers Wireless Communications, Inc., 6.375%, 3/1/2014                                 15,000           14,550
Telecom Italia Capital, 144A, 4.95%, 9/30/2014                                        455,000          435,847
Telefonos de Mexico SA de CV, Series L, 144A, 4.75%, 1/27/2010                        795,000          772,646
                                                                                                   -----------
                                                                                                     3,020,552

Utilities 0.4%
Scottish Power PLC, 5.81%, 3/15/2025                                                  745,000          738,374
                                                                                                   -----------

Total Foreign Bonds - US$ Denominated (Cost $16,212,554)                                            16,314,867
                                                                                                   -----------
Foreign Bonds - Non US$ Denominated 6.2%
Sovereign Bonds 6.2%
Federal Republic of Germany, 144A, 3.25%, 4/17/2009             EUR                 4,270,000        5,604,278
Mexican Fixed Rate Bonds:
Series M-20, 8.0%, 12/7/2023                                    MXN                 3,660,000          253,976
Series MI-10, 8.0%, 12/19/2013                                  MXN                22,867,700        1,770,872
Series M-20, 10.0%, 12/5/2024                                   MXN                 1,220,000          101,400
Republic of Colombia, 12.0%, 10/22/2015                         COP                86,000,000           34,551
Republic of Romania, 8.5%, 5/8/2012                             EUR                   100,000          165,343
Republic of Uruguay, 17.75%, 2/4/2006                           UYU                 6,500,000          273,751
United Kingdom Treasury Bonds, 5.0%, 9/7/2014                   GBP                 1,357,211        2,625,060
                                                                                                   -----------

Total Foreign Bonds - Non US$ Denominated (Cost $10,291,339)                                        10,829,231

Asset Backed 5.0%
Automobile Receivables 1.3%
MMCA Automobile Trust:
"A4", Series 2002-3, 3.57%, 8/17/2009                                                 350,492          350,183
"A4", Series 2002-2, 4.3%, 3/15/2010                                                1,576,857        1,575,622
"B", Series 2002-1, 5.37%, 1/15/2010                                                  236,900          237,575
                                                                                                   -----------
                                                                                                     2,163,380
Credit Card Receivables 0.5%
Capital One Multi-Asset Execution Trust, "B1",
Series 2005-B1, 4.9%, 12/15/2017                                                      755,000          749,337
                                                                                                   -----------

Home Equity Loans 2.7%
Bear Stearns Asset Backed Securities NIM, "A1",
Series 2005-HE2N, 144A, 5.0%, 2/25/2035                                               691,260          694,284
First Franklin Mortgage Loan NIM, "N4",
Series 2004-FFH2, 144A, 5.926%, 8/25/2034                                             750,000          755,508
Novastar NIM Trust, Series 2004-N1, 144A, 4.458%, 2/26/2034                           194,433          194,417
Park Place Securities NIM Trust:
"A", Series 2004-MHQ1, 144A, 2.487%, 12/25/2034                                       258,318          258,318
"A", Series 2004-WHQ-1, 144A, 2.53%, 9/25/2034                                         29,885           29,867
Renaissance NIM Trust, "NOTE", Series 2004-C,
144A, 4.458%, 12/25/2034                                                              721,061          721,061
Residential Asset Mortgage Products, Inc., "A3",
Series 2003-RZ4, 3.38%, 2/25/2030                                                     805,000          798,490
Residential Asset Securities Corp., "AI6",
Series 2000-KS1, 7.905%, 2/25/2031                                                  1,273,219        1,309,835
                                                                                                   -----------
                                                                                                     4,761,780

Industrials 0.6%
Delta Air Lines, Inc., "G-2", Series 2002-1, 6.417%, 7/2/2012                       1,050,000        1,092,190
                                                                                                   -----------

Total Asset Backed (Cost $8,890,109)                                                                 8,766,687
                                                                                                   -----------
Convertible Bond 0.0%
DIMON, Inc., 6.25%, 3/31/2007                                                          50,000           49,125
HIH Capital Ltd., 144A, Series DOM, 7.5%, 9/25/2006                                    10,000            9,950
                                                                                                   -----------
Total Convertible Bond (Cost $57,287)                                                                   59,075

US Government Agency Sponsored Pass-Throughs 6.8%
Federal Home Loan Mortgage Corp.:
5.5%, with various maturities from 11/15/2016 until 8/1/2024                        1,600,110        1,626,188
Federal National Mortgage Association:
4.5% with various maturities from 12/1/2018 until 6/1/2033 (g)                        853,072          817,607
5.0%, 3/1/2034                                                                      1,081,384        1,060,297
5.116%, 1/1/2035                                                                      713,330          709,363
5.5% with various maturities from 1/1/2025 until 11/1/2034 (g)                      2,508,403        2,519,294
5.732%, 9/1/2014                                                                    1,498,708        1,577,437
6.31%, 6/1/2008                                                                     1,700,000        1,772,953
6.5% with various maturities from 3/1/2017 until 9/1/2034                           1,600,429        1,665,619
8.0%, 9/1/2015                                                                         78,961           83,527
                                                                                                   -----------
Total US Government Agency Sponsored Pass-Throughs (Cost $11,945,129)                               11,832,285

Commercial and Non-Agency Mortgage-Backed Securities 7.3%
Bank of America Mortgage Securities, "2A6",
Series 2004-F, 4.175%*, 7/25/2034                                                   1,180,000        1,157,218
Bank of America-First Union Commercial Mortgage, Inc., "A1",
Series 2001-3, 4.89%, 4/11/2037                                                       714,513          718,035
Chase Commercial Mortgage Securities Corp.,
Series 1996-2, 6.9%, 11/19/2028                                                       639,663          653,853
Citigroup Mortgage Loan Trust, Inc.:
"1CB2", Series 2004-NCM2, 6.75%, 8/25/2034                                          1,277,818        1,326,135
"IOWA3", Series 2004-NCM1, 6.75%, 7/25/2034                                           750,245          778,379
GMAC Commercial Mortgage Securities, Inc., "A3",
Series 1997-C1, 6.869%, 7/15/2029                                                     543,533          568,810
Master Alternative Loan Trust:
"5A1", Series 2005-1, 5.5%, 1/25/2020                                               1,286,915        1,306,438
"3A1", Series 2004-5, 6.5%, 6/25/2034                                                 133,902          137,919
"5A1", Series 2005-2, 6.5%, 12/25/2034                                                429,654          442,388
"8A1", Series 2004-3, 7.0%, 4/25/2034                                                 318,962          326,515
Master Asset Securitization Trust:
"2A7", Series 2003-9, 5.5%, 10/25/2033                                                730,676          728,310
"8A1", Series 2003-6, 5.5%, 7/25/2033                                                 785,503          781,330
Residential Asset Securitization Trust, "A1",
Series 2003-A11, 4.25%, 11/25/2033                                                    780,591          780,588
Structured Asset Securities Corp., "2A1",
Series 2003-1, 6.0%, 2/25/2018                                                         21,541           21,965
Washington Mutual:
"A6", Series 2004-AR7, 3.954%*, 7/25/2034                                             740,000          719,393
"A6", Series 2003-AR10, 4.076%*, 10/25/2033                                         1,130,000        1,111,624
"A7", Series 2004-AR9, 4.227%*, 8/25/2034                                             737,000          723,757
"2A1", Series 2002-S8, 4.5%, 1/25/2018                                                360,551          360,852
Wells Fargo Mortgage Backed Securities Trust,
"1A3", Series 2002-18, 6.0%, 12/25/2032                                                91,225           91,468

                                                                                                   -----------
Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $12,898,342)                       12,734,977

Collateralized Mortgage Obligations 22.5%
Fannie Mae Whole Loan:
"1A1", Series 2004-W15, 6.0%, 8/25/2044                                               955,013          981,950
"2A", Series 2003-W8, 7.0%, 10/25/2042                                                501,523          524,353
"5A", Series 2004-W2, 7.5%, 3/25/2044                                               1,063,473        1,125,203
Federal Home Loan Mortgage Corp.:
"AU", Series 2759, 3.5%, 5/15/2019                                                    844,000          837,346
"QC", Series 2694, 3.5%, 9/15/2020                                                  1,690,000        1,665,617
"LB", Series 2755, 4.0%, 9/15/2023                                                  1,125,367        1,117,014
"LC", Series 2682, 4.5%, 7/15/2032                                                  1,200,000        1,144,159
"PE", Series 2727, 4.5%, 7/15/2032                                                    830,000          790,535
"QH", Series 2694, 4.5%, 3/15/2032                                                    970,000          925,156
"EG", Series 2836, 5.0%, 12/15/2032                                                 1,580,000        1,541,478
"JD", Series 2778, 5.0%, 12/15/2032                                                   710,000          693,864
"ND", Series 2938, 5.0%, 10/15/2033                                                   710,000          692,874
"NE", Series 2802, 5.0%, 2/15/2033                                                  1,580,000        1,539,768
"OL", Series 2840, 5.0%, 11/15/2022                                                 1,335,000        1,347,651
"PD", Series 2783, 5.0%, 1/15/2033                                                    761,000          743,460
"PD", Series 2844, 5.0%, 12/15/2032                                                 1,580,000        1,541,504
"PD", Series 2893, 5.0%, 2/15/2033                                                    620,000          602,309
"PE", Series 2721, 5.0%, 1/15/2023                                                  2,425,000        2,388,026
"TE", Series 2764, 5.0%, 10/15/2032                                                   790,000          770,972
"TE", Series 2780, 5.0%, 1/15/2033                                                  1,150,000        1,121,128
"CH", Series 2390, 5.5%, 12/15/2016                                                   200,000          203,561
"GD", Series 2497, 5.5%, 7/15/2014                                                    401,355          402,601
"MC", Series 2394, 6.0%, 12/15/2016                                                 1,420,000        1,471,073
"Z", Series 2173, 6.5%, 7/15/2029                                                   1,025,160        1,068,967
"3A", Series T-41, 7.5%, 7/25/2032                                                  1,346,569        1,417,844
Federal National Mortgage Association:
"A2", Series 2003-63, 2.34%, 7/25/2044                                                159,435          158,855
"WB", Series 2003-106, 4.5%, 10/25/2015                                             1,290,000        1,290,361
"A2", Series 2002-W10, 4.7%, 8/25/2042                                                  5,737            5,726
"2A3", Series 2003-W15, 4.71%, 8/25/2043                                            1,163,581        1,164,431
"EG", Series 2005-22, 5.0%, 11/25/2033                                                750,000          729,727
"KH", Series 2003-92, 5.0%, 3/25/2032                                                 790,000          772,822
"ME", Series 2005-14, 5.0%, 10/25/2033                                              1,525,000        1,484,474
"MC", Series 2002-56, 5.5%, 9/25/2017                                                 628,788          637,058
"OG", Series 2001-69, 5.5%, 12/25/2016                                                750,000          766,557
"PG", Series 2002-3, 5.5%, 2/25/2017                                                  500,000          511,085
"QC", Series 2002-11, 5.5%, 3/25/2017                                                 290,000          296,135
"MG", Series 2002-2, 6.0%, 2/25/2017                                                1,400,626        1,445,531
"PM", Series 2001-60, 6.0%, 3/25/2030                                                 298,448          302,496
"VD", Series 2002-56, 6.0%, 4/25/2020                                                 139,775          142,020
"A2", Series 2002-T19, 7.0%, 7/25/2042                                                366,332          382,950
"A2", Series 2002-T4, 7.0%, 12/25/2041                                              1,095,541        1,143,685
"ZQ", Series G92-9, 7.0%, 12/25/2021                                                  305,799          313,414
FHLMC Structured Pass-Through Securities,
"1A2", Series T-59, 7.0%, 10/25/2043                                                  515,190          539,083
Government National Mortgage Association,
"KA", Series 2002-5, 6.0%, 8/16/2026                                                  334,593          337,174
                                                                                                   -----------
Total Collateralized Mortgage Obligations (Cost $39,440,834)                                        39,081,997

Municipal Investments 4.7%
California, Statewide Communities Development Authority
Revenue, Series A-1, 4.0%, 11/15/2006 (b)                                             750,000          747,855
Hoboken, NJ, Core City General Obligation, 6.5%, 4/1/2026 (b)                       1,900,000        2,154,923
Illinois, State General Obligation, 4.95%, 6/1/2023                                 1,025,000          991,882
Jicarilla, NM, Sales & Special Tax Revenue,
Apache Nation Revenue, 5.2%, 12/1/2013                                                670,000          674,503
Trenton, NJ, Core City General Obligation, School District
General Obligation Revenue, 4.7%, 4/1/2013 (b)                                        745,000          729,310
Union County, NJ, Improvement Authority,
Student Loan Revenue, 5.29%, 4/1/2018 (b)                                             940,000          937,378
Virgin Islands, Port Authority Revenue,
Marine Revenue, Series B, 5.08%, 9/1/2013 (b)                                       1,420,000        1,422,925
Washington, State Economic Development Finance Authority,
Economic Development Revenue, CSC Tacoma LLC Project,
Series A, 3.8%, 10/1/2011 (b)                                                         550,000          521,279
                                                                                                   -----------
Total Municipal Investments (Cost $8,020,865)                                                        8,180,055

Government National Mortgage Association 0.9%
Government National Mortgage Association:
6.0% with various maturities from 1/15/2034 until 7/15/2034                           965,268          992,342
7.0%, 9/20/2034                                                                       595,018          626,743
                                                                                                   -----------
Total Government National Mortgage Association (Cost $1,636,610)                                     1,619,085

US Government Backed 12.5%
US Treasury Bond:
6.0%, 2/15/2026 (e)                                                                 2,253,000        2,577,308
7.5%, 11/15/2016                                                                    1,590,000        1,993,462
US Treasury Note:
2.75%, 6/30/2006 (e)                                                                1,568,000        1,552,198
3.0%, 2/15/2008                                                                       700,000          682,253
3.0%, 2/15/2009 (e)                                                                 5,976,000        5,747,000
3.625%, 7/15/2009 (e)                                                               3,184,000        3,122,434
3.875%, 2/15/2013 (e)                                                                 431,000          416,033
5.0%, 2/15/2011                                                                       940,000          976,315
5.0%, 8/15/2011 (e)                                                                 3,535,000        3,672,533
5.75%, 8/15/2010                                                                      970,000        1,040,931
                                                                                                   -----------
Total US Government Backed (Cost $22,057,100)                                                       21,780,467

                                                                                       Shares         Value ($)
                                                                                       ------         ---------
Preferred Stocks 0.0%
TNP Enterprises, Inc., 14.5%, "D" (PIK)
(Cost $54,672)                                                                             45           49,899
                                                                                                   -----------
Other Investments 0.1%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029
(Cost $52,787)                                                                         75,000           60,000
                                                                                                   -----------


Securities Lending Collateral 11.1%
Daily Assets Fund Institutional, 2.83% (c)(d)
(Cost $19,328,089)                                                                 19,328,089       19,328,089
                                                                                                   -----------
Cash Equivalents 3.1%
Scudder Cash Management QP Trust, 2.69% (a)
(Cost $5,419,055)                                                                   5,419,055        5,419,055
                                                                                                   -----------

                                                                                       % of
                                                                                     Net Assets      Value ($)
                                                                                     ----------      ---------

Total Investment Portfolio  (Cost $194,229,136)                                         111.3      193,578,047
Other Assets and Liabilities, Net                                                       -11.3      -19,616,733
                                                                                                   -----------
Net Assets                                                                              100.0      173,961,314
                                                                                                   ===========
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of March 31, 2005.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment
Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Bond is insured by one of these companies:

                                                            As a % of Total
Insurance Coverage                                      Investment Portfolio
----------------------------------------------------------------------------
FGIC      Financial Guaranty Insurance Company                   0.4
----------------------------------------------------------------------------
FSA       Financial Security Assurance                           1.6
----------------------------------------------------------------------------
MBIA      Municipal Bond Investors Assurance                     1.4
----------------------------------------------------------------------------

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche
Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending.

(e) All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2005 amounted to $19,029,035, which is 10.9% of total net assets.

(f) Principal amount stated in US dollars unless otherwise noted.

(g) Mortgage dollar rolls included.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in kind.

Included in the portfolio are investments in mortgage and asset-backed securities which are interests in separate pools of mortgages or assets.
Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage
Association, Federal Home Loan Mortgage Corp., and the Government National
Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

As of March 31, 2005, the Fund had the following open forward foreign currency exchange contracts:
                                                                                                               Unrealized
                                                                                                              Appreciation
                 Contracts to Deliver                            In Exchange For                 Date            (US $)
----------------------------------------------------------------------------------------------------------------------------
EUR                                               1,364 USD                          1,821     4/28/2005                 52
----------------------------------------------------------------------------------------------------------------------------
GBP                                               7,880 USD                         15,043     4/28/2005                174
----------------------------------------------------------------------------------------------------------------------------
USD                                             440,888 INR                     19,297,677     4/28/2005                299
----------------------------------------------------------------------------------------------------------------------------
USD                                              76,899 MXN                        870,000     4/28/2005                551
----------------------------------------------------------------------------------------------------------------------------
USD                                             106,178 MXN                      1,200,000     4/28/2005                650
----------------------------------------------------------------------------------------------------------------------------
KRW                                         438,610,384 USD                        432,448     4/28/2005                711
----------------------------------------------------------------------------------------------------------------------------
USD                                             117,000 MXN                      1,322,919     4/28/2005                770
----------------------------------------------------------------------------------------------------------------------------
USD                                             147,657 MXN                      1,670,000     4/28/2005              1,011
----------------------------------------------------------------------------------------------------------------------------
NZD                                             607,004 AUD                        560,712     4/28/2005              2,094
----------------------------------------------------------------------------------------------------------------------------
EUR                                             453,000 USD                        589,675     4/28/2005              2,110
----------------------------------------------------------------------------------------------------------------------------
TRY                                              79,050 USD                         60,000     4/28/2005              2,194
----------------------------------------------------------------------------------------------------------------------------
USD                                             151,437 TRY                        210,800     4/28/2005              2,713
----------------------------------------------------------------------------------------------------------------------------
USD                                              76,000 BRL                        212,724     4/28/2005              2,743
----------------------------------------------------------------------------------------------------------------------------
USD                                              50,000 UAH                        280,000     9/15/2005              4,049
----------------------------------------------------------------------------------------------------------------------------
NZD                                             621,479 JPY                     46,349,891     6/9/2005               4,531
----------------------------------------------------------------------------------------------------------------------------
EUR                                             333,682 JPY                     45,918,045     6/9/2005               5,910
----------------------------------------------------------------------------------------------------------------------------
RUB                                          12,208,194 USD                        443,934     4/28/2005              6,162
----------------------------------------------------------------------------------------------------------------------------
EUR                                             333,784 SKK                     12,564,983     4/28/2005              7,838
----------------------------------------------------------------------------------------------------------------------------
GBP                                           1,378,293 USD                      2,609,549     4/28/2005              8,815
----------------------------------------------------------------------------------------------------------------------------
JPY                                          45,640,822 USD                        435,529     4/28/2005              8,893
----------------------------------------------------------------------------------------------------------------------------
GBP                                             461,981 NOK                      5,473,408     4/28/2005             10,168
----------------------------------------------------------------------------------------------------------------------------
EUR                                             669,409 CHF                      1,037,082     4/28/2005             14,064
----------------------------------------------------------------------------------------------------------------------------
MXN                                          21,141,392 USD                      1,899,667     4/28/2005             17,602
----------------------------------------------------------------------------------------------------------------------------
EUR                                           1,001,074 SEK                      9,042,301     4/28/2005             23,963
----------------------------------------------------------------------------------------------------------------------------
CHF                                           1,037,082 EUR                        670,773     4/28/2005             26,469
----------------------------------------------------------------------------------------------------------------------------
NZD                                           1,206,937 AUD                      1,117,172     4/28/2005             29,607
----------------------------------------------------------------------------------------------------------------------------
NOK                                           5,473,408 GBP                        469,861     4/28/2005             34,932
----------------------------------------------------------------------------------------------------------------------------
EUR                                           4,497,092 USD                      5,971,328     4/18/2005            139,571
----------------------------------------------------------------------------------------------------------------------------
Total unrealized appreciation                                                                                       358,646
----------------------------------------------------------------------------------------------------------------------------

                                                                                                               Unrealized
                                                                                                              Depreciation
                 Contracts to Deliver                            In Exchange For                 Date            (US $)
----------------------------------------------------------------------------------------------------------------------------
EUR                                           1,001,074 SEK                      9,042,301     4/28/2005            (42,802)
----------------------------------------------------------------------------------------------------------------------------
CHF                                           1,037,082 EUR                        670,773     4/28/2005            (24,951)
----------------------------------------------------------------------------------------------------------------------------
NZD                                           1,206,937 AUD                      1,117,172     4/28/2005            (24,840)
----------------------------------------------------------------------------------------------------------------------------
EUR                                             333,784 SKK                     12,564,983     4/28/2005            (20,318)
----------------------------------------------------------------------------------------------------------------------------
GBP                                             461,981 NOK                      5,473,408     4/28/2005            (17,509)
----------------------------------------------------------------------------------------------------------------------------
USD                                             448,770 EUR                        333,682     6/9/2005             (15,441)
----------------------------------------------------------------------------------------------------------------------------
EUR                                             669,409 CHF                      1,037,082     4/28/2005            (13,813)
----------------------------------------------------------------------------------------------------------------------------
USD                                             439,742 JPY                     45,640,822     4/28/2005            (13,106)
----------------------------------------------------------------------------------------------------------------------------
NOK                                           5,473,408 GBP                        469,861     4/28/2005            (12,722)
----------------------------------------------------------------------------------------------------------------------------
USD                                             439,742 TWD                     13,486,886     4/28/2005            (11,014)
----------------------------------------------------------------------------------------------------------------------------
MXN                                           6,600,000 USD                        578,744     4/28/2005             (8,806)
----------------------------------------------------------------------------------------------------------------------------
NZD                                             621,479 JPY                     46,349,891     6/9/2005              (8,545)
----------------------------------------------------------------------------------------------------------------------------
EUR                                             333,682 JPY                     45,918,045     6/9/2005              (8,466)
----------------------------------------------------------------------------------------------------------------------------
CLP                                         258,212,372 USD                        435,434     4/28/2005             (5,126)
----------------------------------------------------------------------------------------------------------------------------
GBP                                             231,562 USD                        432,600     4/28/2005             (4,341)
----------------------------------------------------------------------------------------------------------------------------
MXN                                           4,944,782 USD                        436,294     4/28/2005             (3,904)
----------------------------------------------------------------------------------------------------------------------------
USD                                             440,888 RUB                     12,208,194     4/28/2005             (3,116)
----------------------------------------------------------------------------------------------------------------------------
BRL                                             212,724 USD                         75,702     4/28/2005             (3,040)
----------------------------------------------------------------------------------------------------------------------------
TRY                                             108,026 USD                         76,000     4/28/2005             (2,996)
----------------------------------------------------------------------------------------------------------------------------
USD                                              81,352 IDR                    747,700,000     4/28/2005             (2,584)
----------------------------------------------------------------------------------------------------------------------------
BRL                                             213,280 USD                         76,802     4/28/2005             (2,146)
----------------------------------------------------------------------------------------------------------------------------
USD                                             170,000 MXN                      1,893,800     4/28/2005             (1,409)
----------------------------------------------------------------------------------------------------------------------------
USD                                              80,000 BRL                        213,280     4/28/2005             (1,051)
----------------------------------------------------------------------------------------------------------------------------
INR                                          19,297,677 USD                        440,184     4/28/2005             (1,003)
----------------------------------------------------------------------------------------------------------------------------
CLP                                          46,848,000 USD                         79,222     4/28/2005               (710)
----------------------------------------------------------------------------------------------------------------------------
USD                                             440,888 MXN                      4,944,782     4/28/2005               (690)
----------------------------------------------------------------------------------------------------------------------------
NZD                                             607,004 AUD                        560,712     4/28/2005               (580)
----------------------------------------------------------------------------------------------------------------------------
INR                                           3,357,200 USD                         76,179     4/28/2005               (574)
----------------------------------------------------------------------------------------------------------------------------
MXN                                           1,235,000 USD                        109,496     4/28/2005               (448)
----------------------------------------------------------------------------------------------------------------------------
USD                                              80,000 RUB                      2,219,200     4/28/2005               (422)
----------------------------------------------------------------------------------------------------------------------------
USD                                             440,861 CLP                    258,212,372     4/28/2005               (301)
----------------------------------------------------------------------------------------------------------------------------
USD                                              77,000 INR                      3,357,200     4/28/2005               (247)
----------------------------------------------------------------------------------------------------------------------------
USD                                              31,207 EUR                         24,000     4/28/2005                (78)
----------------------------------------------------------------------------------------------------------------------------
USD                                              80,000 CLP                     46,848,000     4/28/2005                (68)
----------------------------------------------------------------------------------------------------------------------------
Total unrealized depreciation                                                                                      (257,167)
----------------------------------------------------------------------------------------------------------------------------


Currency Abbreviations
----------------------------------------------------------------------------------------------------------------------------
AUD       Australian Dollar                                       MXN      Mexican Peso
----------------------------------------------------------------------------------------------------------------------------
BRL       Brazilian Real                                          NOK      Norwegian Krone
----------------------------------------------------------------------------------------------------------------------------
CHF       Swiss Franc                                             NZD      New Zealand Dollar
----------------------------------------------------------------------------------------------------------------------------
CLP       Chilean Peso                                            RUB      Russian Ruble
----------------------------------------------------------------------------------------------------------------------------
COP       Colombian Peso                                          SEK      Swedish Krona
----------------------------------------------------------------------------------------------------------------------------
EUR       Euro                                                    SKK      Slovakian Koruna
----------------------------------------------------------------------------------------------------------------------------
GBP       British Pound                                           TRY      Turkish Lira
----------------------------------------------------------------------------------------------------------------------------
IDR       Indonesian Rupiah                                       TWD      Taiwan Dollar
----------------------------------------------------------------------------------------------------------------------------
INR       Indian Rupee                                            UAH      Ukraine Hryvnia
----------------------------------------------------------------------------------------------------------------------------
JPY       Japanese Yen                                            USD      United States Dollar
----------------------------------------------------------------------------------------------------------------------------
KRW       South Korean Won                                        UYU      Uruguayan Peso
----------------------------------------------------------------------------------------------------------------------------


Scudder Variable Series I Capital Growth Portfolio
Investment Portfolio as of March 31, 2005 (Unaudited)
----------------------------------------------------------------------------------------------------------------------

                                                                                          Shares             Value ($)
                                                                                   -----------------------------------
Common Stocks 97.8%
Consumer Discretionary 14.7%
Automobiles 1.5%
Harley-Davidson, Inc.                                                                    183,400           10,593,184
                                                                                                          -----------
Hotels Restaurants & Leisure 2.0%
International Game Technology                                                            204,900            5,462,634
YUM! Brands, Inc.                                                                        164,400            8,517,564
                                                                                                          -----------
                                                                                                           13,980,198

Household Durables 0.5%
Fortune Brands, Inc.                                                                      43,600            3,515,468
                                                                                                          -----------
Internet & Catalog Retail 0.9%
eBay, Inc.*                                                                              170,000            6,334,200
                                                                                                          -----------
Media 4.4%
Comcast Corp. "A"*                                                                       192,800            6,439,520
McGraw-Hill Companies, Inc.                                                               98,900            8,629,025
Omnicom Group, Inc.                                                                      115,900           10,259,468
Viacom, Inc. "B"                                                                         136,500            4,754,295
                                                                                                          -----------
                                                                                                           30,082,308

Multiline Retail 2.6%
Kohl's Corp.*                                                                             65,900            3,402,417
Target Corp.                                                                             294,300           14,720,886
                                                                                                          -----------
                                                                                                           18,123,303

Specialty Retail 2.8%
Bed Bath & Beyond, Inc.*                                                                 111,900            4,088,826
Home Depot, Inc.                                                                          47,450            1,814,488
Lowe's Companies, Inc.                                                                   102,600            5,857,434
Staples, Inc.                                                                            242,300            7,615,489
                                                                                                          -----------
                                                                                                           19,376,237

Consumer Staples 11.3%
Beverages 2.1%
PepsiCo, Inc.                                                                            278,800           14,784,764
                                                                                                          -----------
Food & Staples Retailing 3.9%
Wal-Mart Stores, Inc.                                                                    364,000           18,240,040
Walgreen Co.                                                                             200,500            8,906,210
                                                                                                          -----------
                                                                                                           27,146,250

Food Products 1.9%
Dean Foods Co.*                                                                           72,300            2,479,890
Hershey Foods Corp.                                                                       92,000            5,562,320
Kellogg Co.                                                                              124,100            5,369,807
                                                                                                          -----------
                                                                                                           13,412,017

Household Products 3.4%
Colgate-Palmolive Co.                                                                    109,100            5,691,747
Kimberly-Clark Corp.                                                                      52,900            3,477,117
Procter & Gamble Co.                                                                     264,200           14,002,600
                                                                                                          -----------
                                                                                                           23,171,464

Energy 12.1%
Energy Equipment & Services 5.2%
Baker Hughes, Inc.                                                                       185,300            8,243,997
Nabors Industries Ltd.*                                                                  156,000            9,225,840
Schlumberger Ltd.                                                                        162,500           11,453,000
Transocean, Inc.*                                                                        137,700            7,086,042
                                                                                                          -----------
                                                                                                           36,008,879

Oil & Gas 6.9%
ConocoPhillips                                                                           117,600           12,681,984
Devon Energy Corp.                                                                       240,700           11,493,425
EOG Resources, Inc.                                                                      349,200           17,020,008
Valero Energy Corp.                                                                       49,800            3,648,846
XTO Energy, Inc.                                                                          89,733            2,946,843
                                                                                                          -----------
                                                                                                           47,791,106

Financials 7.6%
Banks 1.2%
Bank of America Corp.                                                                    197,800            8,722,980
                                                                                                          -----------
Capital Markets 2.9%
Lehman Brothers Holdings, Inc.                                                            71,400            6,723,024
Morgan Stanley                                                                           107,400            6,148,650
The Goldman Sachs Group, Inc.                                                             65,700            7,226,343
                                                                                                          -----------
                                                                                                           20,098,017

Consumer Finance 1.0%
American Express Co.                                                                     129,900            6,672,963
                                                                                                          -----------
Diversified Financial Services 1.6%
Citigroup, Inc.                                                                          243,633           10,948,867
                                                                                                          -----------
Insurance 0.9%
AFLAC, Inc.                                                                              169,000            6,296,940
                                                                                                          -----------
Health Care 20.1%
Biotechnology 4.2%
Amgen, Inc.*                                                                              60,000            3,492,600
Genentech, Inc.* (b)                                                                     299,300           16,943,373
Gilead Sciences, Inc.*                                                                   250,600            8,971,480
                                                                                                          -----------
                                                                                                           29,407,453

Health Care Equipment & Supplies 5.4%
Baxter International, Inc.                                                               171,200            5,817,376
Boston Scientific Corp.*                                                                 186,900            5,474,301
C.R. Bard, Inc.                                                                           74,100            5,044,728
Medtronic, Inc.                                                                          186,400            9,497,080
Zimmer Holdings, Inc.*                                                                   154,390           12,013,086
                                                                                                          -----------
                                                                                                           37,846,571

Health Care Providers & Services 2.7%
UnitedHealth Group, Inc.                                                                 193,700           18,475,106
                                                                                                          -----------
Pharmaceuticals 7.8%
Abbott Laboratories                                                                      271,300           12,648,006
Eli Lilly & Co.                                                                           88,500            4,610,850
Johnson & Johnson                                                                        392,600           26,367,016
Pfizer, Inc.                                                                             392,275           10,305,064
                                                                                                          -----------
                                                                                                           53,930,936

Industrials 8.4%
Aerospace & Defense 2.1%
United Technologies Corp.                                                                144,200           14,659,372
                                                                                                          -----------
Air Freight & Logistics 1.3%
FedEx Corp.                                                                               92,300            8,671,585
                                                                                                          -----------
Industrial Conglomerates 4.4%
3M Co.                                                                                    71,900            6,161,111
General Electric Co.                                                                     677,800           24,441,468
                                                                                                          -----------
                                                                                                           30,602,579

Machinery 0.6%
Caterpillar, Inc.                                                                         42,400            3,877,056
                                                                                                          -----------
Information Technology 22.4%
Communications Equipment 3.3%
Cisco Systems, Inc.*                                                                     638,500           11,422,765
QUALCOMM, Inc.                                                                           303,200           11,112,280
                                                                                                          -----------
                                                                                                           22,535,045

Computers & Peripherals 4.6%
Apple Computer, Inc.*                                                                     85,800            3,575,286
Dell, Inc.*                                                                              151,200            5,809,104
EMC Corp.*                                                                               855,100           10,534,832
International Business Machines Corp.                                                    132,900           12,144,402
                                                                                                          -----------
                                                                                                           32,063,624

IT Consulting & Services 2.6%
Accenture Ltd. "A"*                                                                      248,200            5,994,030
Fiserv, Inc.*                                                                            230,800            9,185,840
Paychex, Inc.                                                                             95,800            3,144,156
                                                                                                          -----------
                                                                                                           18,324,026

Semiconductors & Semiconductor Equipment 4.7%
Broadcom Corp. "A"*                                                                      104,000            3,111,680
Intel Corp.                                                                              608,000           14,123,840
Linear Technology Corp.                                                                  204,000            7,815,240
Texas Instruments, Inc.                                                                  301,100            7,675,039
                                                                                                          -----------
                                                                                                           32,725,799

Software 7.2%
Adobe Systems, Inc.                                                                       85,500            5,743,035
Electronic Arts, Inc.* (b)                                                               142,200            7,363,116
Intuit, Inc.*                                                                             72,400            3,168,948
Microsoft Corp.                                                                          977,400           23,623,758
Oracle Corp.*                                                                            431,000            5,378,880
Symantec Corp.*                                                                          202,400            4,317,192
                                                                                                          -----------
                                                                                                           49,594,929

Materials 0.8%
Chemicals
Ecolab, Inc.                                                                             174,100            5,754,005
                                                                                                          -----------
Telecommunication Services 0.4%
Diversified Telecommunication Services
Verizon Communications, Inc.                                                              80,600            2,861,300
                                                                                                          -----------

Total Common Stocks (Cost $544,251,973)                                                                   678,388,531
                                                                                                          -----------
Securities Lending Collateral 1.7%
Daily Assets Fund Institutional, 2.83% (c)(d)
(Cost $11,709,200)                                                                    11,709,200           11,709,200
                                                                                                          -----------
Cash Equivalents 2.2%
Scudder Cash Management QP Trust, 2.69% (a)
(Cost $15,462,788)                                                                    15,462,788           15,462,788
                                                                                                          -----------

                                                                                         % of
                                                                                       Net Assets            Value ($)
                                                                                       ----------            ---------

Total Investment Portfolio  (Cost $571,423,961)                                            101.7          705,560,519
Other Assets and Liabilities, Net                                                           -1.7          -11,547,379
                                                                                                          -----------
Net Assets                                                                                 100.0          694,013,140
                                                                                                          ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment
Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2005 amounted to $11,379,794, which is 1.6% of total net assets.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche
Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending.


Scudder Variable Series I Global Discovery Portfolio
Investment Portfolio as of March 31, 2005 (unaudited)
---------------------------------------------------------------------------------------------------------------------------

                                                                                               Shares             Value ($)
                                                                                 ------------------------------------------
Common Stocks 95.6%
Australia 1.7%
Macquarie Bank Ltd.                                                                            80,811            2,997,567
QBE Insurance Group Ltd.                                                                      129,798            1,492,618
                                                                                                                ----------
(Cost $1,796,479)                                                                                                4,490,185

Austria 0.4%
Wienerberger AG                                                                                25,923            1,184,046
(Cost $910,253)                                                                                                 ----------

Brazil 1.8%
Aracruz Celulose SA "B" (ADR)                                                                  78,300            2,803,140
Empresa Brasiliera de Aeronautica SA (Preferred) (ADR)                                         60,118            1,881,693
                                                                                                                ----------
(Cost $3,312,870)                                                                                                4,684,833

Canada 2.4%
ING Canada, Inc.                                                                               91,200            2,590,421
OPTI Canada, Inc.*                                                                             42,200              913,979
ZENON Environmental, Inc.*                                                                    163,500            2,836,955
                                                                                                                ----------
(Cost $5,598,888)                                                                                                6,341,355

Denmark 1.1%
GN Store Nord A/S (GN Great Nordic)                                                           259,200            2,976,563
(Cost $2,629,312)                                                                                               ----------

France 3.5%
Autoroutes du Sud de la France                                                                 75,715            3,840,586
Flamel Technologies SA (ADR)* (b)                                                             116,500            1,507,510
JC Decaux SA*                                                                                 121,075            3,305,358
Societe des Autoroutes du Nord et de l'Est de la France*                                       12,350              630,767
                                                                                                                ----------
(Cost $6,185,236)                                                                                                9,284,221

Germany 11.6%
AWD Holdings AG                                                                                89,779            3,956,939
Deutsche Boerse AG (b)                                                                         53,810            4,045,728
Fresenius Medical Care AG (b)                                                                  76,243            6,172,174
Hypo Real Estate Holdings AG*                                                                  80,437            3,352,298
Puma AG (b)                                                                                    17,625            4,412,499
Rational AG                                                                                    15,286            1,710,056
Stada Arzneimittel AG (b)                                                                     105,432            3,295,151
United Internet AG                                                                             50,955            1,619,620
Wincor Nixdorf AG*                                                                             32,200            2,567,064
                                                                                                                ----------
(Cost $19,425,510)                                                                                              31,131,529

Greece 6.2%
Alpha Bank AE                                                                                  89,100            3,000,700
Coca-Cola Hellenic Bottling Co. SA                                                             98,100            2,454,325
Dryships, Inc.*                                                                               123,300            2,403,117
Germanos SA                                                                                    72,800            2,242,248
Greek Organization of Football Prognostics                                                     48,900            1,428,790
Piraeus Bank SA                                                                               166,700            3,016,663
                                                                                               61,600            2,052,199
                                                                                                                ----------
(Cost $12,489,278)                                                                                              16,598,042

Hong Kong 2.9%
Kingboard Chemical Holdings Ltd.                                                            1,315,900            3,931,107
Midland Realty Holdings Ltd.                                                                2,238,700            1,392,110
Wing Hang Bank Ltd.                                                                           420,200            2,559,091
                                                                                                                ----------
(Cost $5,060,133)                                                                                                7,882,308

India 0.4%
Mahindra & Mahindra Ltd.                                                                       96,300            1,096,177
(Cost $1,071,275)                                                                                               ----------

Ireland 7.0%
Anglo Irish Bank Corp., PLC                                                                   475,108           11,886,538
ICON PLC (ADR)*                                                                                27,300            1,024,296
Irish Continental Group PLC*                                                                   65,360              839,637
Jurys Doyle Hotel Group PLC                                                                   237,600            3,603,863
Ryanair Holdings PLC*                                                                         169,500            1,327,126
                                                                                                                ----------
(Cost $4,978,622)                                                                                               18,681,460

Israel 0.1%
Shamir Optical Industry Ltd.*                                                                  12,700              196,215
(Cost $177,800)                                                                                                 ----------

Japan 6.4%
AEON Credit Services Co., Ltd.                                                                 32,600            2,201,100
AEON Mall Co., Ltd. (b)                                                                        70,000            2,725,450
JAFCO Co., Ltd.                                                                                21,500            1,349,389
Matsui Securities Co., Ltd. (b)                                                               162,300            2,134,132
Nidec Corp. (b)                                                                                36,600            4,556,654
Park24 Co., Ltd. (b)                                                                          106,000            1,977,059
Sumitomo Realty & Development Co., Ltd.                                                       195,000            2,353,166
                                                                                                                ----------
(Cost $12,411,436)                                                                                              17,296,950

Korea 0.9%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.                                             88,100            1,657,026
Korea Information Service, Inc.                                                                35,000              775,480
                                                                                                                ----------
(Cost $2,293,710)                                                                                                2,432,506

Netherlands 3.9%
Chicago Bridge & Iron Co., NV (New York Shares)(ADR)                                           55,100            2,426,053
IHC Caland NV                                                                                  54,485            3,460,818
Vedior NV                                                                                     258,608            4,599,407
                                                                                                                ----------
(Cost $6,781,785)                                                                                               10,486,278

Norway 0.7%
Tandberg ASA (b)                                                                              167,400            1,750,176
(Cost $964,908)                                                                                                 ----------

Russia 0.9%
Mobile Telesystems (ADR)                                                                       70,400            2,477,376
(Cost $504,171)                                                                                                 ----------

Spain 0.5%
Amadeus Global Travel Distribution SA "A"                                                     151,800            1,432,547
(Cost $846,442)                                                                                                 ----------

Sweden 1.6%
Brostrom AB "B"                                                                                86,000            1,447,340
Eniro AB                                                                                      197,200            2,328,728
Micronic Laser Systems AB*                                                                     60,700              620,229
                                                                                                                ----------
(Cost $3,242,902)                                                                                                4,396,297

Switzerland 0.4%
Micronas Semiconductor Holdings AG (Foreign Registered)*                                       24,500            1,022,156
(Cost $1,028,882)                                                                                               ----------

Taiwan 1.9%
Compal Electronics, Inc.                                                                    1,853,880            1,691,711
Siliconware Precision Industries Co.*                                                       2,547,600            2,211,543
Yang Ming Marine Transport                                                                  1,307,000            1,265,267
                                                                                                                ----------
(Cost $5,835,535)                                                                                                5,168,521

Thailand 0.6%
Bangkok Bank PCL (Foreign Registered)                                                         597,300            1,710,061
(Cost $1,494,304)                                                                                               ----------

United Kingdom 4.4%
Aegis Group PLC                                                                             1,195,335            2,304,060
ARM Holdings PLC                                                                              738,941            1,469,724
Group 4 Securicor PLC* (b)                                                                    445,260            1,177,588
John Wood Group PLC                                                                           296,959              850,184
Misys PLC                                                                                     291,370            1,219,614
Taylor Nelson Sofres PLC                                                                      574,840            2,411,593
Viridian Group PLC                                                                            168,979            2,420,505
                                                                                                                ----------
(Cost $12,517,999)                                                                                              11,853,268

United States 34.3%
Advance Auto Parts, Inc.*                                                                      87,900            4,434,555
Affiliated Computer Services, Inc. "A"*                                                        32,200            1,714,328
Allegheny Energy, Inc.*                                                                       219,700            4,539,002
Applied Micro Circuits Corp.*                                                                 231,700              762,293
Caremark Rx, Inc.*                                                                            109,200            4,343,976
Carter's, Inc.*                                                                                63,200            2,512,200
Celgene Corp.*                                                                                 87,400            2,975,970
Diebold, Inc.                                                                                  66,700            3,658,495
EOG Resources, Inc.                                                                            63,000            3,070,620
Fiserv, Inc.*                                                                                  92,600            3,685,480
Foundation Coal Holdings, Inc.                                                                 69,700            1,638,647
FTI Consulting, Inc.*                                                                          82,950            1,712,088
Gentex Corp.                                                                                   56,700            1,808,730
GTECH Holdings Corp.                                                                          153,800            3,618,914
Harman International Industries, Inc.                                                          41,900            3,706,474
Harris Interactive, Inc.*                                                                     144,600              666,606
Invitrogen Corp.*                                                                              37,400            2,588,080
Joy Global, Inc.                                                                               52,050            1,824,873
Kenneth Cole Productions, Inc. "A"                                                             52,800            1,538,592
Lam Research Corp.*                                                                            45,700            1,318,902
LECG Corp.*                                                                                    77,800            1,524,880
Legg Mason, Inc.                                                                               87,550            6,841,157
Mercury Interactive Corp.*                                                                     49,200            2,331,096
New York & Co., Inc.*                                                                         135,000            2,709,450
optionsXpress Holdings, Inc.*                                                                  12,200              197,518
P.F. Chang's China Bistro, Inc.*                                                               47,600            2,846,480
Par Pharmaceutical Cos., Inc.*                                                                 53,800            1,799,072
Rowan Companies, Inc.                                                                          48,500            1,451,605
Spinnaker Exploration Co.*                                                                     28,800            1,023,264
Symbol Technologies, Inc.                                                                     119,093            1,725,658
Telik, Inc.*                                                                                   91,500            1,379,820
The First Marblehead Corp.*                                                                    79,000            4,544,870
Thoratec Corp.*                                                                               114,800            1,402,856
THQ, Inc.*                                                                                    120,300            3,385,242
Waters Corp.*                                                                                  64,400            2,304,876
Zions Bancorp.                                                                                 64,000            4,417,280
                                                                                                                ----------
(Cost $68,665,418)                                                                                              92,003,949


Total Common Stocks (Cost $180,223,148)                                                                        256,577,019
                                                                                                               -----------
Warrants 0.0%
Hong Kong
Kingboard Chemical Holdings Ltd.*
(Cost $849)                                                                                    91,640               74,610
                                                                                                                ----------
Securities Lending Collateral 9.1%
Daily Assets Fund Institutional, 2.83% (c)(d)
(Cost $24,471,231)                                                                         24,471,231           24,471,231
                                                                                                                ----------
Cash Equivalents 4.4%
Scudder Cash Management QP Trust, 2.69% (a)
(Cost $11,733,169)                                                                         11,733,169           11,733,169
                                                                                                                ----------

                                                                                              % of
                                                                                           Net Assets             Value ($)
                                                                                           ----------             ---------

Total Investment Portfolio  (Cost $216,428,397)                                                 109.1          292,856,029
Other Assets and Liabilities, Net                                                                -9.1          -24,307,124
                                                                                                               -----------
Net Assets                                                                                      100.0          268,548,905
                                                                                                               ===========


For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

At March 31, 2005, the Scudder Variable Series I Global Discovery Portfolio had the following sector diversification:

Sector                                                                                     Value ($)            Percent (%)
---------------------------------------------------------------------------------------------------------------------------
Financials                                                                                 68,044,338                 23.2
Consumer Discretionary                                                                     46,975,316                 16.0
Information Technology                                                                     41,007,008                 14.0
Industrials                                                                                40,224,352                 13.7
Health Care                                                                                28,989,996                  9.9
Materials                                                                                  10,499,703                  3.6
Energy                                                                                      7,309,652                  2.5
Utilities                                                                                   6,959,507                  2.4
Consumer Staples                                                                            4,164,381                  1.4
Telecommunication Services                                                                  2,477,376                  0.9
                                                                                                          -----------------
Total Common Stock and Warrants                                                           256,651,629                 87.6
                                                                                                          -----------------
Cash Equivalents                                                                           11,733,169                  4.0
Securities Lending Collateral                                                              24,471,231                  8.4
                                                                                                          -----------------
Total Investment Portfolio                                                                292,856,029                100.0
                                                                                                          -----------------


* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment
Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2005 amounted to $23,225,106, which is 8.6% of net assets.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche
Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending.

ADR: American Depositary Receipt


Scudder Variable Series I Growth and Income Portfolio
Investment Portfolio as of March 31, 2005 (unaudited)
-------------------------------------------------------------------------------------------------------------------------

                                                                                              Shares            Value ($)
                                                                                        ---------------------------------
Common Stocks 97.7%
Consumer Discretionary 10.5%
Hotels Restaurants & Leisure 0.7%
McDonald's Corp.                                                                              46,100           1,435,554
                                                                                                             -----------
Household Durables 0.5%
Harman International Industries, Inc.                                                         11,900           1,052,674
                                                                                                             -----------
Media 4.8%
Comcast Corp. "A"*                                                                            75,100           2,508,340
Interpublic Group of Companies, Inc.*                                                         91,400           1,122,392
Time Warner, Inc.*                                                                           195,900           3,438,045
Viacom, Inc. "B"                                                                              73,300           2,553,039
                                                                                                             -----------
                                                                                                               9,621,816

Multiline Retail 2.0%
Dollar General Corp.                                                                          66,100           1,448,251
Target Corp.                                                                                  50,500           2,526,010
                                                                                                             -----------
                                                                                                               3,974,261

Specialty Retail 2.5%
Sherwin-Williams Co.                                                                          40,800           1,794,792
Staples, Inc.                                                                                 49,200           1,546,356
The Gap, Inc.                                                                                 79,700           1,740,648
                                                                                                             -----------
                                                                                                               5,081,796

Consumer Staples 9.2%
Beverages 2.6%
Coca-Cola Co.                                                                                 56,700           2,362,689
PepsiCo, Inc.                                                                                 54,700           2,900,741
                                                                                                             -----------
                                                                                                               5,263,430

Food & Staples Retailing 1.7%
Safeway, Inc.*                                                                                55,200           1,022,856
Wal-Mart Stores, Inc.                                                                         50,400           2,525,544
                                                                                                             -----------
                                                                                                               3,548,400

Food Products 1.7%
General Mills, Inc.                                                                           31,700           1,558,055
Hershey Foods Corp.                                                                           29,900           1,807,754
                                                                                                             -----------
                                                                                                               3,365,809

Household Products 1.3%
Procter & Gamble Co.                                                                          48,200           2,554,600
                                                                                                             -----------
Personal Products 0.8%
Avon Products, Inc.                                                                           38,400           1,648,896
                                                                                                             -----------
Tobacco 1.1%
Altria Group, Inc.                                                                            34,500           2,255,955
                                                                                                             -----------
Energy 8.6%
Energy Equipment & Services 1.0%
Baker Hughes, Inc.                                                                            44,400           1,975,356
                                                                                                             -----------
Oil & Gas 7.6%
ChevronTexaco Corp.                                                                           50,700           2,956,317
Devon Energy Corp.                                                                            26,000           1,241,500
ExxonMobil Corp.                                                                             129,414           7,713,074
Sunoco, Inc.                                                                                  11,500           1,190,480
Total SA (ADR)                                                                                20,090           2,355,151
                                                                                                             -----------
                                                                                                              15,456,522

Financials 17.5%
Banks 4.5%
Bank of America Corp.                                                                        105,000           4,630,500
US Bancorp.                                                                                   55,900           1,611,038
Wachovia Corp.                                                                                57,000           2,901,870
                                                                                                             -----------
                                                                                                               9,143,408

Capital Markets 3.9%
Lehman Brothers Holdings, Inc.                                                                32,200           3,031,952
Morgan Stanley                                                                                84,000           4,809,000
                                                                                                             -----------
                                                                                                               7,840,952

Diversified Financial Services 5.7%
CIT Group, Inc.                                                                               36,000           1,368,000
Citigroup, Inc.                                                                              148,500           6,673,590
Fannie Mae                                                                                    21,100           1,148,895
JPMorgan Chase & Co.                                                                          65,600           2,269,760
                                                                                                             -----------
                                                                                                              11,460,245

Insurance 3.4%
Ambac Financial Group, Inc.                                                                   14,000           1,046,500
American International Group, Inc.                                                            51,400           2,848,074
Hartford Financial Services Group, Inc.                                                       21,500           1,474,040
Prudential Financial, Inc.                                                                    28,300           1,624,420
                                                                                                             -----------
                                                                                                               6,993,034

Health Care 11.1%
Biotechnology 1.5%
Amgen, Inc.*                                                                                  50,600           2,945,426
                                                                                                             -----------
Health Care Equipment & Supplies 0.9%
Biomet, Inc.                                                                                  49,250           1,787,775
                                                                                                             -----------
Health Care Providers & Services 1.8%
Caremark Rx, Inc.*                                                                            50,700           2,016,846
WellPoint, Inc.*                                                                              13,000           1,629,550
                                                                                                             -----------
                                                                                                               3,646,396

Pharmaceuticals 6.9%
Allergan, Inc.                                                                                23,400           1,625,598
Eli Lilly & Co.                                                                               22,500           1,172,250
Johnson & Johnson                                                                             74,800           5,023,568
Pfizer, Inc.                                                                                 188,000           4,938,760
Wyeth                                                                                         29,600           1,248,528
                                                                                                             -----------
                                                                                                              14,008,704

Industrials 13.5%
Aerospace & Defense 4.3%
Honeywell International, Inc.                                                                 72,800           2,708,888
Lockheed Martin Corp.                                                                         24,400           1,489,864
United Technologies Corp.                                                                     44,400           4,513,704
                                                                                                             -----------
                                                                                                               8,712,456

Industrial Conglomerates 7.2%
3M Co.                                                                                        29,300           2,510,717
General Electric Co.                                                                         244,400           8,813,064
Tyco International Ltd.                                                                       96,700           3,268,460
                                                                                                             -----------
                                                                                                              14,592,241

Machinery 2.0%
Deere & Co.                                                                                   24,900           1,671,537
Parker-Hannifin Corp.                                                                         36,900           2,247,948
                                                                                                             -----------
                                                                                                               3,919,485

Information Technology 16.2%
Communications Equipment 2.7%
Cisco Systems, Inc.*                                                                         200,100           3,579,789
Motorola, Inc.                                                                               125,300           1,875,741
                                                                                                             -----------
                                                                                                               5,455,530

Computers & Peripherals 4.0%
Dell, Inc.*                                                                                   65,900           2,531,878
EMC Corp.*                                                                                   172,200           2,121,504
International Business Machines Corp.                                                         37,700           3,445,026
                                                                                                             -----------
                                                                                                               8,098,408

Internet Software & Services 0.8%
Yahoo!, Inc.*                                                                                 45,500           1,542,450
                                                                                                             -----------
IT Consulting & Services 0.8%
Accenture Ltd. "A"*                                                                           67,500           1,630,125
                                                                                                             -----------
Semiconductors & Semiconductor Equipment 2.3%
Altera Corp.*                                                                                 60,100           1,188,778
National Semiconductor Corp.                                                                  55,200           1,137,672
Texas Instruments, Inc.                                                                       87,600           2,232,924
                                                                                                             -----------
                                                                                                               4,559,374

Software 5.6%
Microsoft Corp.                                                                              283,400           6,849,778
Oracle Corp.*                                                                                229,900           2,869,152
Symantec Corp.* (b)                                                                           22,400             477,792
VERITAS Software Corp.*                                                                       48,600           1,128,492
                                                                                                             -----------
                                                                                                              11,325,214

Materials 4.5%
Chemicals 2.6%
E.I. du Pont de Nemours & Co.                                                                 35,700           1,829,268
Monsanto Co.                                                                                  54,500           3,515,250
                                                                                                             -----------
                                                                                                               5,344,518

Metals & Mining 0.8%
Alcoa, Inc.                                                                                   52,500           1,595,475
                                                                                                             -----------
Paper & Forest Products 1.1%
Georgia-Pacific Corp.                                                                         60,700           2,154,243
                                                                                                             -----------
Telecommunication Services 2.8%
Diversified Telecommunication Services
ALLTEL Corp.                                                                                  26,100           1,431,585
Sprint Corp.                                                                                  74,400           1,692,600
Verizon Communications, Inc.                                                                  68,972           2,448,506
                                                                                                             -----------
                                                                                                               5,572,691

Utilities 3.8%
Electric Utilities
Entergy Corp.                                                                                 15,100           1,066,966
Exelon Corp.                                                                                  74,600           3,423,394
PG&E Corp.*                                                                                   56,500           1,926,650
TXU Corp.                                                                                     15,900           1,266,117
                                                                                                             -----------
                                                                                                               7,683,127


Total Common Stocks (Cost $171,467,733)                                                                      197,246,346
                                                                                                             -----------
Cash Equivalents 2.2%
Scudder Cash Management QP Trust, 2.69% (a)
(Cost $4,511,932)                                                                          4,511,932           4,511,932
                                                                                                             -----------

                                                                                                % of
                                                                                              Net Assets        Value ($)
                                                                                              ----------        ---------

Total Investment Portfolio  (Cost $175,979,665)                                                 99.9         201,758,278
Other Assets and Liabilities, Net                                                                0.1             154,353
                                                                                                             -----------
Net Assets                                                                                     100.0         201,912,631
                                                                                                             ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a)     Scudder Cash Management QP Trust is managed by Deutsche Investment
Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

ADR: American Depositary Receipt


Scudder Variable Series I Health Sciences Portfolio
Investment Portfolio as of March 31, 2005 (Unaudited)
---------------------------------------------------------------------------------------------------------------------------

                                                                                                 Shares           Value ($)
                                                                                          ---------------------------------


Common Stocks 97.3%
Health Care 97.3%
Biotechnology 24.4%
Actelion Ltd.* (b)                                                                                7,100            718,281
Amgen, Inc.*                                                                                     84,350          4,910,014
Amylin Pharmaceuticals, Inc.*                                                                    72,300          1,264,527
Biogen Idec, Inc.*                                                                               52,420          1,809,014
Celgene Corp.*                                                                                   43,000          1,464,150
Discovery Laboratories, Inc.* (b)                                                                98,800            556,244
DOV Pharmaceutical, Inc.*                                                                        61,200            837,216
Encysive Pharmaceuticals, Inc.*                                                                  33,800            345,436
Eyetech Pharmaceuticals, Inc.*                                                                   16,600            456,500
Gen-Probe, Inc.*                                                                                 24,000          1,069,440
Genentech, Inc.*                                                                                 37,000          2,094,570
Genzyme Corp.*                                                                                   49,900          2,856,276
Gilead Sciences, Inc.*                                                                           82,600          2,957,080
GPC Biotech AG (ADR)* (b)                                                                        60,512            697,703
Incyte Corp.*                                                                                    27,300            186,459
Keryx Biopharmaceuticals, Inc.*                                                                  18,800            251,168
MedImmune, Inc.*                                                                                 21,100            502,391
MGI Pharma, Inc.*                                                                                81,700          2,064,559
Millennium Pharmaceuticals, Inc.*                                                                56,700            477,414
Myogen, Inc.*                                                                                    22,500            177,525
OSI Pharmaceuticals, Inc.*                                                                       14,000            578,760
Pharmion Corp.*                                                                                  25,400            736,600
Rigel Pharmaceuticals, Inc.*                                                                     59,200            949,568
Serologicals Corp.*                                                                              26,800            654,992
Telik, Inc.*                                                                                     41,400            624,312
                                                                                                              ------------
                                                                                                                29,240,199

Health Care Services 19.1%
Aetna, Inc.                                                                                      31,600          2,368,420
Allscripts Healthcare Solutions, Inc.*                                                           37,800            540,540
AMERIGROUP Corp.*                                                                                24,800            906,688
Caremark Rx, Inc.*                                                                               95,300          3,791,034
Covance, Inc.*                                                                                   26,200          1,247,382
DaVita, Inc.*                                                                                    18,200            761,670
Fresenius Medical Care AG*                                                                       11,300            914,780
Humana, Inc.*                                                                                    39,100          1,248,854
Medco Health Solutions, Inc.*                                                                    16,584            822,069
PSS World Medical, Inc.*                                                                         49,900            567,363
United Surgical Partners International, Inc.*                                                     9,200            421,084
UnitedHealth Group, Inc.                                                                         52,600          5,016,988
WellPoint, Inc.*                                                                                 34,400          4,312,040
                                                                                                              ------------
                                                                                                                22,918,912

Hospital Management 5.2%
Community Health Systems, Inc.*                                                                  63,900          2,230,749
Kindred Healthcare, Inc.*                                                                        48,100          1,688,310
Manor Care, Inc.                                                                                 29,300          1,065,348
PacifiCare Health Systems, Inc.*                                                                 20,800          1,183,936
                                                                                                              ------------
                                                                                                                 6,168,343

Life Sciences Equipment 3.1%
Charles River Laboratories International, Inc.*                                                  45,200          2,126,208
Invitrogen Corp.*                                                                                10,500            726,600
PerkinElmer, Inc.                                                                                41,700            860,271
                                                                                                              ------------
                                                                                                                 3,713,079

Medical Supply & Specialty 18.4%
Advanced Medical Optics, Inc.*                                                                   17,100            619,191
Baxter International, Inc.                                                                       42,400          1,440,752
Beckman Coulter, Inc.                                                                            13,300            883,785
Biomet, Inc.                                                                                     53,300          1,934,790
C.R. Bard, Inc.                                                                                  20,400          1,388,832
Cooper Companies, Inc.                                                                           13,800          1,006,020
Cytyc Corp.*                                                                                     56,200          1,293,162
Eclipsys Corp.*                                                                                  54,400            842,112
Elekta AB "B"*                                                                                   43,100          1,554,328
Fisher Scientific International, Inc.*                                                           37,100          2,111,732
I-Flow Corp.*                                                                                    33,600            531,888
Kyphon, Inc.*                                                                                    33,800            850,746
Medtronic, Inc.                                                                                  34,300          1,747,585
Nobel Biocare Holding AG                                                                          8,100          1,704,925
Smith & Nephew PLC                                                                              106,665          1,002,811
St. Jude Medical, Inc.*                                                                          33,600          1,209,600
Stryker Corp.                                                                                    17,600            785,136
Zimmer Holdings, Inc.*                                                                           14,600          1,136,026
                                                                                                              ------------
                                                                                                                22,043,421

Pharmaceuticals 27.1%
Abbott Laboratories                                                                              82,200          3,832,164
Allergan, Inc.                                                                                    8,700            604,389
AstraZeneca PLC                                                                                  29,168          1,149,807
Barrier Therapeutics, Inc.*                                                                      37,500            580,875
Eli Lilly & Co.                                                                                  17,700            922,170
IVAX Corp.*                                                                                      68,525          1,354,739
Johnson & Johnson                                                                                29,700          1,994,652
Medicis Pharmaceutical Corp. "A"                                                                 22,200            665,556
Novartis AG (Registered)                                                                         72,276          3,371,933
Pfizer, Inc.                                                                                     84,640          2,223,493
Roche Holding AG                                                                                 23,298          2,497,223
Sanofi-Aventis                                                                                   27,350          2,306,271
Schering-Plough Corp.                                                                           108,300          1,965,645
Sepracor, Inc.*                                                                                  15,400            884,114
Shire Pharmaceuticals Group PLC (ADR)                                                            19,100            654,748
Teva Pharmaceutical Industries Ltd. (ADR)                                                        32,100            995,100
Valeant Pharmaceuticals International                                                            27,500            619,300
Watson Pharmaceuticals, Inc.*                                                                    16,900            519,337
Wyeth                                                                                            89,700          3,783,546
Yamanouchi Pharmaceutical Co., Ltd.                                                              46,000          1,557,214
                                                                                                              ------------
                                                                                                                32,482,276


Total Common Stocks (Cost $95,618,084)                                                                         116,566,230
                                                                                                              ------------
Securities Lending Collateral 0.9%
Daily Assets Fund Institutional, 2.83% (c)(d)
(Cost $1,096,800)                                                                             1,096,800          1,096,800
                                                                                                              ------------
Cash Equivalents 2.0%
Scudder Cash Management QP Trust, 2.69% (a)
(Cost $2,364,869)                                                                             2,364,869          2,364,869
                                                                                                              ------------

                                                                                                 % of
                                                                                               Net Assets        Value ($)
                                                                                               ----------        ---------

Total Investment Portfolio  (Cost $99,079,753)                                                    100.2        120,027,899
Other Assets and Liabilities, Net                                                                  -0.2           -211,345
                                                                                                              ------------
Net Assets                                                                                        100.0        119,816,554
                                                                                                              ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*     Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment
Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2005 amounted to $1,060,530, which is 0.9% of total net assets.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche
Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending.

ADR: American Depositary Receipt


Scudder Variable Series I International Portfolio
Investment Portfolio as of March 31, 2005 (Unaudited)
---------------------------------------------------------------------------------------------------------------------------

                                                                                                Shares            Value ($)
                                                                                  -----------------------------------------
Common Stocks 98.4%
Australia 1.4%
Australia & New Zealand Banking Group Ltd.                                                     484,092           7,709,079
(Cost $6,304,217)                                                                                               ----------

Austria 1.0%
Wienerberger AG                                                                                129,852           5,909,969
(Cost $4,382,119)                                                                                               ----------

Brazil 1.4%
Companhia Vale do Rio Doce SA (ADR)                                                            149,106           4,713,241
Petroleo Brasileiro SA (ADR)                                                                    70,000           3,092,600
                                                                                                                ----------
(Cost $3,779,130)                                                                                                7,805,841

China 0.5%
China Petroleum & Chemical Corp. "H"                                                         6,340,427           2,581,061
(Cost $2,756,214)                                                                                               ----------

Finland 1.6%
Nokia Oyj                                                                                      187,357           2,904,737
Nokia Oyj (ADR)                                                                                128,290           1,979,515
Nokian Renkaat Oyj* (b)                                                                         26,069           4,200,502
                                                                                                                ----------
(Cost $9,897,229)                                                                                                9,084,754

France 4.5%
BNP Paribas SA                                                                                 109,670           7,769,333
Total SA (b)                                                                                    74,213          17,364,526
                                                                                                                ----------
(Cost $14,294,444)                                                                                              25,133,859

Germany 8.2%
Adidas-Salomon AG                                                                               37,200           5,903,384
Continental AG                                                                                  45,040           3,493,197
E.ON AG (b)                                                                                    145,706          12,501,886
HeidelbergCement AG                                                                             86,200           5,422,796
HeidelbergCement AG*                                                                             6,630             415,887
Hypo Real Estate Holdings AG*                                                                  191,284           7,971,965
Metro AG (b)                                                                                   116,850           6,272,486
Siemens AG                                                                                      51,470           4,073,292
                                                                                                                ----------
(Cost $37,471,107)                                                                                              46,054,893

Greece 2.3%
Alpha Bank AE                                                                                  233,722           7,871,264
Hellenic Telecommunications Organization SA                                                    280,520           4,923,662
                                                                                                                ----------
(Cost $9,369,790)                                                                                               12,794,926

Hong Kong 1.7%
Esprit Holdings Ltd.                                                                         1,430,748           9,768,295
(Cost $6,474,671)                                                                                               ----------

Hungary 0.8%
OTP Bank Rt (GDR)                                                                               68,457           4,709,842
(Cost $1,331,924)                                                                                               ----------

India 1.1%
ICICI Bank Ltd.                                                                                320,902           2,887,567
Reliance Industries Ltd.                                                                       280,870           3,510,955
                                                                                                                ----------
(Cost $5,537,247)                                                                                                6,398,522

Indonesia 0.9%
PT Telekomunikasi Indonesia (ADR)                                                              279,000           5,228,460
(Cost $5,990,301)                                                                                               ----------

Ireland 1.0%
Anglo Irish Bank Corp., PLC                                                                    225,620           5,644,697
(Cost $5,885,665)                                                                                               ----------

Italy 3.9%
Banca Intesa SpA                                                                             1,057,400           5,373,177
Enel SpA                                                                                       348,738           3,336,271
Eni SpA                                                                                        386,720          10,041,147
Mediobanca SpA                                                                                 200,700           3,483,643
                                                                                                                ----------
(Cost $15,370,611)                                                                                              22,234,238

Japan 21.8%
Aiful Corp.                                                                                     38,656           3,093,057
Aiful Corp.*                                                                                    19,328           1,514,084
Canon, Inc.                                                                                    207,700          11,137,508
Credit Saison Co., Ltd.                                                                         85,000           3,059,778
Dai Nippon Printing Co., Ltd.                                                                  186,390           3,040,158
Daito Trust Construction Co., Ltd.                                                             105,700           4,435,792
FANUC Ltd.                                                                                      69,000           4,317,728
Hoya Corp.                                                                                      58,500           6,437,564
Kirin Brewery Co., Ltd.                                                                        469,667           4,577,096
Mitsubishi Corp. (b)                                                                           822,000          10,647,748
Mitsubishi Tokyo Financial Group, Inc.                                                             636           5,515,994
Mitsui Fudosan Co., Ltd.                                                                       378,000           4,438,142
Mizuho Financial Group, Inc.                                                                     2,172          10,269,551
Nippon Mining Holdings, Inc.                                                                   552,000           3,032,062
Nippon Steel Corp.                                                                           3,247,629           8,207,661
Nissan Motor Co., Ltd.                                                                         694,157           7,114,413
Sega Sammy Holdings, Inc.*                                                                     144,400           8,780,080
Sharp Corp. (b)                                                                                212,269           3,210,858
Toyota Motor Corp.                                                                             389,500          14,493,192
Yamanouchi Pharmaceutical Co., Ltd. (b)                                                        168,141           5,691,988
                                                                                                                ----------
(Cost $99,404,766)                                                                                             123,014,454

Korea 1.3%
POSCO                                                                                           15,260           3,020,443
Samsung Electronics Co., Ltd.                                                                    8,797           4,348,689
                                                                                                                ----------
(Cost $3,076,923)                                                                                                7,369,132

Netherlands 3.0%
ING Groep NV                                                                                   395,228          11,937,389
Koninklijke (Royal) Philips Electronics NV                                                     189,230           5,212,603
                                                                                                                ----------
(Cost $12,162,219)                                                                                              17,149,992

Norway 2.8%
DNB NOR ASA                                                                                    471,975           4,822,798
Statoil ASA                                                                                    280,868           4,787,031
Telenor ASA                                                                                    672,800           6,052,031
                                                                                                                ----------
(Cost $13,481,226)                                                                                              15,661,860

Russia 1.1%
AFK Sistema "S" (GDR)*                                                                         163,792           2,661,620
Gazprom "S" (ADR), 144A*                                                                        61,194           2,062,238
Gazprom "S" (ADR)                                                                               44,606           1,503,222
                                                                                                                ----------
(Cost $6,610,722)                                                                                                6,227,080

Spain 3.0%
ACS, Actividades de Construccion y Servicios SA                                                247,400           6,125,461
Telefonica SA                                                                                  625,100          10,890,668
                                                                                                                ----------
(Cost $12,938,504)                                                                                              17,016,129

Sweden 1.8%
ForeningsSparbanken AB                                                                         176,400           4,166,203
Telefonaktiebolaget LM Ericsson "B"* (b)                                                     2,129,537           5,993,266
                                                                                                                ----------
(Cost $6,829,952)                                                                                               10,159,469

Switzerland 10.4%
Credit Suisse Group                                                                            162,200           6,963,730
Nestle SA (Registered)                                                                          56,379          15,425,800
Novartis AG (Registered)                                                                       152,475           7,113,503
Roche Holding AG                                                                                85,290           9,141,907
UBS AG (Registered)                                                                            164,497          13,890,888
Zurich Financial Services AG*                                                                   35,700           6,265,148
                                                                                                                ----------
(Cost $41,874,464)                                                                                              58,800,976

Taiwan 0.5%
Hon Hai Precision Industry Co., Ltd.                                                           623,800           2,771,916
(Cost $2,436,478)                                                                                               ----------

Thailand 0.7%
Bangkok Bank PCL (Foreign Registered)                                                        1,323,765           3,789,920
(Cost $3,556,347)                                                                                               ----------

United Kingdom 21.7%
AstraZeneca PLC                                                                                103,476           4,079,039
BAA PLC                                                                                        434,555           4,791,700
BHP Billiton PLC                                                                               840,230          11,289,423
GlaxoSmithKline PLC                                                                            263,996           6,051,487
Hammerson PLC                                                                                  356,400           5,600,205
Hilton Group PLC                                                                             1,062,600           6,044,220
HSBC Holdings PLC                                                                              879,118          13,905,179
Imperial Tobacco Group PLC                                                                     297,000           7,795,835
National Grid Transco PLC                                                                      639,270           5,922,511
Prudential PLC                                                                                 471,376           4,507,357
Royal Bank of Scotland Group PLC                                                               457,319          14,553,428
Shell Transport & Trading Co., PLC                                                           1,712,976          15,376,194
Smith & Nephew PLC                                                                             457,137           4,297,773
Vodafone Group PLC                                                                           4,087,162          10,851,809
Woolworths Group PLC                                                                         2,149,115           2,203,248
WPP Group PLC                                                                                  434,800           4,950,517
                                                                                                                ----------
(Cost $95,520,216)                                                                                             122,219,925


Total Common Stocks (Cost $426,736,486)                                                                        555,239,289
                                                                                                               -----------
Preferred Stocks 0.0%
Brazil 0.0%
Companhia Vale do Rio Doce SA*
(Cost $0)                                                                                      219,880               2,470
                                                                                                                ----------
Securities Lending Collateral 8.6%
Daily Assets Fund Institutional, 2.83% (c)(d)
(Cost $48,544,128)                                                                          48,544,128          48,544,128
                                                                                                                ----------
Cash Equivalents 1.0%
Scudder Cash Management QP Trust, 2.69% (a)
(Cost $5,356,497)                                                                            5,356,497           5,356,497
                                                                                                                ----------

                                                                                               % of
                                                                                            Net Assets            Value ($)
                                                                                            ----------            ---------

Total Investment Portfolio  (Cost $480,637,111)                                                  108.0         609,142,384
Other Assets and Liabilities, Net                                                                 -8.0         -45,104,185
                                                                                                               -----------
Net Assets                                                                                       100.0         564,038,199
                                                                                                               ===========


For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

At March 31, 2005, the Scudder Variable Series I International Portfolio had the following sector diversification:

Sector                                                                                     Value ($)            Percent (%)
---------------------------------------------------------------------------------------------------------------------------
Financials                                                                                 171,713,419                28.2
Consumer Discretionary                                                                      77,446,494                12.7
Energy                                                                                      56,808,019                 9.3
Industrials                                                                                 47,542,350                 7.8
Health Care                                                                                 42,813,261                 7.0
Telecommunication Services                                                                  40,608,250                 6.7
Materials                                                                                   39,614,937                 6.5
Information Technology                                                                      29,135,631                 4.8
Consumer Staples                                                                            27,798,730                 4.5
Utilities                                                                                   21,760,668                 3.6
                                                                                                           ----------------
Total Common and Preferred Stocks                                                          555,241,759                91.1
                                                                                                           ----------------
Cash Equivalents                                                                             5,356,497                 0.9
Securities Lending Collateral                                                               48,544,128                 8.0
                                                                                                           ----------------
Total Investment Portfolio                                                                 609,142,384               100.0
                                                                                                           ----------------

* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2005 amounted to $46,204,486, which is 8.2% of net assets.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d)   Represents collateral held in connection with securities lending.

ADR: American Depositary Receipt

GDR: Global Depositary Receipt

Scudder Variable Series I Money Market Portfolio
Investment Portfolio as of March 31, 2005 (Unaudited)
----------------------------------------------------------------------------------------------------------------------

                                                                                            Principal
                                                                                            Amount ($)       Value ($)
                                                                            ------------------------------------------

Certificates of Deposit and Bank Notes 17.4%
Barclays Bank PLC, 3.06%, 8/9/2005                                            1,000,000                     1,000,000
Depfa Bank PLC, 3.22%, 2/6/2006                                               1,000,000                     1,000,000
Natexis Banque Populaires, 2.8%, 4/29/2005                                    1,500,000                     1,500,000
Royal Bank of Scotland PLC, 2.81%, 5/3/2005                                   2,000,000                     2,000,000
Societe Generale, 2.8%, 5/3/2005                                              1,000,000                     1,000,000
Toronto Dominion Bank, 2.51%, 5/27/2005                                       1,000,000                     1,000,008
Wells Fargo Bank NA, 2.79%, 4/5/2005                                          2,000,000                     2,000,000
                                                                                                          -----------
Total Certificates of Deposit and Bank Notes (Cost $9,500,008)                                              9,500,008

Commercial Paper ** 40.3%
British Transco Capital, Inc.:
2.71%, 5/3/2005                                                               1,000,000                       997,595
2.77%, 5/4/2005                                                               1,000,000                       997,461
Dorada Finance, Inc., 2.61%, 4/11/2005                                        1,000,000                       999,275
Genworth Financial, Inc., 2.81%, 5/18/2005                                    2,000,000                     1,992,663
Giro Funding US Corp.:
2.78%, 5/3/2005                                                               1,000,000                       997,529
2.81%, 4/26/2005                                                              1,500,000                     1,497,073
International Lease Finance Corp., 2.78%, 5/3/2005                            2,000,000                     1,995,058
Irish Life and Permanent PLC, 2.61%, 4/6/2005                                 2,000,000                     1,999,275
Liberty Street Funding, 2.78%, 4/21/2005                                      2,000,000                     1,996,911
National Rural Utilities Corporative Finance, 2.81%, 4/27/2005                2,000,000                     1,995,941
Perry Global Funding LLC, Series A, 2.64%, 4/12/2005                          1,000,000                       999,193
Sanofi-Aventis:
2.61%, 4/11/2005                                                              1,000,000                       999,275
2.74%, 5/3/2005                                                               1,000,000                       997,565
SBC Communications, Inc., 2.77%, 4/14/2005                                    2,000,000                     1,997,999
Sheffield Receivables Corp., 2.8%, 4/22/2005                                  1,500,000                     1,497,550
                                                                                                          -----------
Total Commercial Paper (Cost $21,960,363)                                                                  21,960,363

Short Term Notes* 12.9%
Canadian Imperial Bank of Commerce, 2.7%, 6/8/2005                            1,000,000                       999,960
Credit Suisse First Boston, 2.97%, 9/9/2005                                   2,000,000                     2,000,207
General Electric Co., 2.74%, 10/24/2005                                       1,000,000                     1,000,299
Lehman Brothers Holdings, Inc., 2.81%, 4/21/2005                              2,000,000                     2,000,000
Morgan Stanley, 2.82%, 11/15/2005                                             1,000,000                     1,000,000
                                                                                                          -----------
Total Short Term Notes (Cost $7,000,466)                                                                    7,000,466

Promissory Notes 3.7%
Goldman Sachs Group, Inc.:
2.63%*, 10/28/2005                                                            1,000,000                     1,000,000
2.9%*, 5/26/2005                                                              1,000,000                     1,000,000
                                                                                                          -----------
Total Promissory Notes (Cost $2,000,000)                                                                    2,000,000

US Government Sponsored Agencies 15.6%
Federal Home Loan Mortgage Corp., 2.55%*, 10/7/2005                           4,000,000                     4,000,000
Federal National Mortgage Association:
1.75%, 5/23/2005                                                                500,000                       500,000
2.56%**, 4/4/2005                                                             1,000,000                       999,787
2.89%**, 6/1/2005                                                             1,000,000                       995,205
3.05%**, 7/1/2005                                                             2,000,000                     1,984,580
                                                                                                          -----------
Total US Government Sponsored Agencies (Cost $8,479,572)                                                    8,479,572


Repurchase Agreements 13.9%
Goldman Sachs Co., Inc., 2.9%, dated 3/31/2005,
to be repurchased at $6,000,483 on 4/1/2005 (a)                               6,000,000                     6,000,000
State Street Bank and Trust Co., 2.45%, dated 3/31/2005,
to be repurchased at $1,572,107 on 4/1/2005 (b)                               1,572,000                     1,572,000
                                                                                                          -----------
Total Repurchase Agreements (Cost $7,572,000)                                                               7,572,000


                                                                                   % of
                                                                                Net Assets                  Value ($)
                                                                                ----------                  ---------

Total Investment Portfolio  (Cost $56,512,409)                                    103.8                    56,512,409
Other Assets and Liabilities, Net                                                  -3.8                    -2,053,244
                                                                                                          -----------
Net Assets                                                                        100.0                    54,459,165
                                                                                                          ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of March 31, 2005.

** Annualized yield at time of purchase; not a coupon rate.

(a) Collateralized by:
Principal                                                                                    Maturity      Collateral
Amount ($)                  Security                                         Rate (%)            Date        Value ($)
----------------------------------------------------------------------------------------------------------------------
3,802,866                   Federal Home Loan Mortgage Corp.                   5.50          1/1/2030       3,837,409
2,201,247                   Federal National Mortgage Association              6.00          1/1/2018       2,282,591
----------------------------------------------------------------------------------------------------------------------
Total Collateral Value                                                                                      6,120,000

(b) Collateralized by $1,610,000 Federal Farm Credit Bank, 2.125%, maturing on 8/15/2005 with a value of $1,607,580.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Variable Series I


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Variable Series I

By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 26, 2005



By:                                 /s/Paul Schubert
                                    -----------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               May 26, 2005